      As filed with the Securities and Exchange Commission on April 15, 1998

                                                     Registration Nos. 333-20649
                                                                        811-8033

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                          Pre-Effective Amendment No.


                      Post-Effective Amendment No. 5
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                             Amendment No. 7
                       (Check Appropriate Box or Boxes)

             Security Capital U.S. Real Estate Shares Incorporated
              (Exact Name of Registrant as Specified in Charter)
                            11 South LaSalle Street
                            Chicago, Illinois 60603
                                (312) 345-5800



  (Address of Principal Executive Offices, Including Zip Code, and Telephone
                 Number, Including Area Code) With Copies to:

Anthony R. Manno Jr.                              Jeffrey A. Klopf
Security Capital (US) Management Group            Security Capital Group
Incorporated                                      Incorporated
11 South LaSalle Street                           125 Lincoln Avenue
Chicago, Illinois 60603                           Santa Fe, New Mexico 87501
(Name and Address of Agent for Service)
Jeffrey C. Nellessen                              Diane E. Ambler
Security Capital (US) Management Group            Mayer, Brown & Platt
Incorporated                                      2000 Pennsylvania Avenue, N.W.
11 South LaSalle Street                           Washington, D.C. 20006
Chicago, Illinois 60603

   It is proposed that this filing will become effective (check appropriate box):

X  immediately upon filing pursuant to       _  on (date) pursuant to paragraph
-
   paragraph (b).                               (a)(1) of Rule 485.

_  on (date) pursuant to paragraph (b).      _  75 days after filing pursuant
                                                to paragraph (a)(2).

_  60 days after filing pursuant to          _  on (date pursuant to paragraph
   paragraph (a)(1).                            (a)(2) of Rule 485.

   If appropriate, check the following box:

_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities being registered.........................Common Stock

                            CROSS REFERENCE TABLE

                             Pursuant to Rule 495

                   Showing Location in Part A (Prospectus),
               Part B (Statement of Additional Information), and
             Part C (Other Information) of Registration Statement
                       Information Required by Form N-1A

                                    PART A


        Item of Form N-1A                         Prospectus Caption
        -----------------                         ------------------

1.      Cover Page                                Cover Page

2.      Synopsis                                  Description of SC-US

3.      Condensed Financial Information           Financial Highlights

4.      General Description of Registrant         Description of SC-US

5.      Management of SC-US                       Management of SC-US

5A.     Management's Discussion of SC-US          Performance Information
        Performanc

6.      Capital Stock and Other Securities        Organization and Description
                                                  of Capital Stock

7.      Purchase of Securities Being Offered      Purchase of Shares

8.      Redemption or Repurchase                  Redemption of Shares

9.      Pending Legal Proceedings                 Not Applicable


                                    PART B
                                                        Statement of Additional
        Item of Form N-1A                                 Information Caption
        -----------------                                 --------------------
10.     Cover Page                                Cover Page

11.     Table of Contents                         Table of Contents

12.     General Information and History           Organization and Description
                                                  of Capital Stock

13.     Investment Objectives and Policies        Investment Objectives and
                                                  Policies

14.     Management of SC-US                       Management of SC-US

15.     Control Persons and Principal Holders     Organization and Description
        of Securities                             of Capital Stock

                                                        Statement of Additional
        Item of Form N-1A                                 Information Caption
        -----------------                                 -------------------

16.     Investment Advisory and Other             Management of SC-US;
        Services                                  Portfolio Transactions and
                                                  Brokerage

17.     Brokerage Allocation and Other            Management of SC-US;
        Practices                                 Portfolio Transactions and
                                                  Brokerage

18.     Capital Stock and Other Securities        Organization and Description
                                                  of Capital Stock

19.     Purchase, Redemption and Pricing of       Distribution Plan;
        Securities Being Offered                  Determination of Net Asset
                                                  Value; Redemption of Shares

20.     Tax Status                                Taxation

21.     Underwriters                              Distributor

22.     Calculation of Performance Data           Performance Information

23.     Financial Statements                      Financial Statement


                                            PART C

        Item of Form N-1A                                   Part C Caption
        -----------------                                   --------------

24.     Financial Statements and Exhibits         Financial Statements and
                                                  Exhibits

25.     Persons Controlled by or Under            Persons Controlled By or
        Common Control With Registrant            Under Common Control with
                                                  Registrant

26.     Number of Holders of Securities           Number of Holders of
                                                  Securities

27.     Indemnification                           Indemnification

28.     Business and Other Connections of         Business and Other
        Investment Adviser                        Connections of Investment
                                                  Adviser

29.     Principal Underwriters                    Principal Underwriter

30.     Location of Accounts and Records          Location of Accounts and
                                                  Records

31.     Management Services                       Management Services

32.     Undertakings                              Undertakings

33.     Signatures                                Signatures

                                          PROSPECTUS
                                          ----------

                                             LOGO

                                   11 SOUTH LASALLE STREET
                                   CHICAGO, ILLINOIS 60603

        Security Capital U.S. Real Estate Shares Incorporated ("SC-US"), formerly Security Capital Employee REIT Fund Incorporated, is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, serves as both investment adviser and administrator to SC-US.


        By this Prospectus, Class I shares of SC-US are being offered. Class I shares are sold at net asset value to investors whose minimum initial investment is $250,000. SC-US also offers Class R shares to investors whose minimum initial investment is $2,500. Class R shares have different expenses than Class I shares which would affect performance. Investors desiring to obtain information about SC-US's Class R shares should call 1-888 SECURITY (toll free) or ask their sales representatives or SC-US's distributor. This Prospectus provides you with information specific to the Class I shares of SC-US. It contains information you should know before you invest in SC-US.

        INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

        An investment in SC-US should not be the sole source of investment for a shareholder. Rather, an investment in SC-US should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-US is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.


        This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-US. A Statement of Additional Information dated _______________, 1998, containing additional and more detailed information about SC-US has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

        THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                    [_______________, 1998]

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Expenses...................................................................    2

Financial Highlights.......................................................    4

Description of SC-US.......................................................    5

Investment Objective and Policies..........................................    5

Real Estate Investment Trusts..............................................    6

Investment Strategy........................................................    6

Risk Factors...............................................................    8

Non-Diversified Status; Portfolio Turnover.................................    9

Investment Restrictions....................................................    9

Management of SC-US........................................................   10

Investment Advisory Agreement..............................................   11

Administrator and Sub-Administrator........................................   12

Distribution and Servicing Plan............................................   13

Determination of Net Asset Value...........................................   13

Purchase of Shares.........................................................   14

Redemption of Shares.......................................................   15

Dividends and Distributions................................................   17

Taxation...................................................................   17

Organization and Description of Capital Stock..............................   19

Custodian and Transfer and Dividend
  Disbursing Agent.........................................................   19

Reports to Shareholders....................................................   20

Performance Information....................................................   20

Additional Information.....................................................   20

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

    Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-US.

ANNUAL FUND OPERATING EXPENSES

    The Class I shares of SC-US pay for certain expenses attributable to Class I shares directly out of SC-US's Class I assets. These expenses are related to management of SC-US, administration and other services. For example, SC-US pays an advisory fee and an administrative fee to SC (US) Management. SC-US also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-US's Class I assets to calculate SC-US's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.


    The following table is provided to help shareholders understand the direct expenses of investing in SC-US and the portion of SC-US's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-US's expenses for the fiscal period ending December 31, 1997.


                                 FEE TABLE (1)



Shareholder Transaction Expenses:
    Maximum sales charge on purchases and reinvested distributions.......  None
    Redemption fee (2).................................................... None
Annual Fund Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
    Management fees.......................................................  .60%
    12b-1 fees (3)........................................................  .25%
    Other expenses (4)....................................................  .15%
    Total fund operating expenses (5)..................................... 1.00%


________


(1) SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.


(2) SC-US's transfer agent charges a service fee of $12.00 for each wire redemption. In addition, the purchase or redemption of shares through a securities dealer that has not entered into a sales agreement with Security Capital Markets Group Incorporated, SC- US's distributor, may be subject to a transaction fee.


(3) SC-US has adopted a Distribution and Service Plan for Class I shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-US pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-US's Class I average daily net assets. As a result, long-term shareholders of SC-US may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").


(4) Other Expenses are based upon the operating experience of SC-US since April 23, 1997, the effective date of its registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

(5) From April 23, 1997 through December 16, 1997, SC (US) Management committed to waive fees and/or reimburse expenses to maintain SC-US's operating expenses, other than brokerage fees and commissions, taxes, interest, and other extraordinary expenses at no more than 1.20% of the value of SC-US's average daily net assets. Since December 17, 1997 and for the year ending December 31, 1998, SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-US's Class I total fund operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.00% of the value of SC-US's Class I average daily net assets. Without such waiver and/or reimbursement, SC-US's Class I actual total fund operating expenses would have been 1.194% of SC-US's Class I average daily net assets from April 23, 1997 to December 16, 1997 and 1.166% of SC-US's Class I average daily net assets from December 17, 1997 to December 31, 1997.

The information in the Fee Table has been restated to reflect current fees.


EXAMPLE


                                                      One   Three  Five   Ten
                                                      Year  Years  Years Years
A shareholder would bear the following expenses on
a $1,000 investment, assuming: a five percent annual
return and operating expenses as outlined in the fee
table above . . . . . . . . . . . .  . . . . . . . .  $10    $32    $55   $122



    THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-US'S ASSETS.

             SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED


    The following audited financial highlights should be read in conjunction with the financial information and notes thereto which appear in the Statement of Additional Information.


SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED - CLASS I SHARES (1)


FINANCIAL HIGHLIGHTS


                                                                                   April 23, 1997(2)
                                                                                      through
                                                                                   December 31, 1997
Per Share Data:
Net asset value, beginning of period                                               $      10.15
Income from investment operations:
  Net investment income (3)                                                                0.31
  Net realized and unrealized gain
      on investments                                                                       2.49
  Total from investment operations                                                         2.80
Less distributions:
  Dividends from net investment income                                                    (0.31)
  Dividends in excess of net investment income                                            (0.15)
  Distributions from net realized gains                                                   (0.54)
  Total distributions                                                                     (1.00)
Net asset value, end of period                                                     $      11.95
Total return (4)                                                                          29.92%
Supplemental data and ratios:
  Net assets, end of period                                                        $116,560,328
  Ratio of expenses to average net assets (5) (6)                                          1.15%
  Ratio of net investment income to average net assets (5) (6)                             4.08%
  Portfolio turnover rate (7)                                                             82.10%
  Average commission rate paid per share (7)                                       $     0.0595

(1) On December 16, 1997, the shares held by SC-US's existing shareholders were split into Class R and Class I shares based on the amount then invested in SC-US. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.

(2)   Date the Fund was effective with the SEC.

(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(4)   Not annualized for the period April 23, 1997 through December 31, 1997.


(5)   Annualized for the period April 23, 1997 through December 31, 1997.

(6) Without expense reimbursements of $30,276 for the period April 23, 1997 through December 31, 1997, $22,063 of which represents the amortization of organizational expenses attributable to Class I shares, the ratio of expenses to average net assets would have been 1.19% and the ratio of net investment income to average net assets would have been 4.04%.

(7) Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


                    See notes to the financial statements.

                             DESCRIPTION OF SC-US


    SC-US is a non-diversified, open-end management investment company that was organized under the laws of the State of Maryland on January 23, 1997 as Security Capital Employee REIT Fund Incorporated ("SC-ERF"). Prior to December 16, 1997, when its name was changed to Security Capital U.S. Real Estate Shares Incorporated, SC-ERF issued one class of shares to directors, trustees and employees of Security Capital Group Incorporated ("Security Capital Group Incorporated") and its affiliates and members of their families. In connection with the name change, to SC-US, the Board of Directors voted to create two classes of shares, one of which, Class I shares, includes investors whose minimum initial investment is $250,000. The second class of shares, Class R shares, includes all other eligible investors and offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                       INVESTMENT OBJECTIVE AND POLICIES

    SC-US's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-US's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-US's policies, other than its investment objective and the investment restrictions described below under "Investment Restrictions," are fundamental and thus may be changed by SC-US's Board of Directors without shareholder approval. There can be no assurance that SC-US's investment objective will be achieved.


    Under normal circumstances, SC-US will invest at least 65% of its assets in REITs. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-US's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-US may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated or its affiliates. When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-US will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-US may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.


    SC-US will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-US's Board of Directors. If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. See SC-US's Statement of Additional Information for further discussion of illiquid securities.

    SC-US may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-US may also engage in short sales against the box, which involves selling a security SC-US holds in its portfolio for delivery at a specified date in the future. SC-US will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value). See SC-US's Statement of Additional Information for further discussion of short sales and short sales against the box.


                         REAL ESTATE INVESTMENT TRUSTS

    SC-US may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.


                              INVESTMENT STRATEGY


    SC-US intends to continue to follow its disciplined, research driven investment strategy, to identify those publicly traded real estate companies which have the potential to deliver above average cash flow growth. This investment strategy has been deployed by SC-US since December 20, 1996, its inception date. As of December 31, 1997, the average annual total return for Class I shares was 28.84%, after deducting fees and expenses, and allocating net investment income and net expenses to Class I and Class R shares as described in SC-US's audited financial statements which appear in the statement of Additional Information. For current return information related to SC-US, contact its Sub-Administrator, Firstar Trust Company, at 1-888-SECURITY (toll free).


    SC-US's investment strategy is also similar to that of Security Capital U.S. Realty Special Opportunity Investments Portfolio ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of $344.6 million (at fair market value, as of December 31, 1997) that invests primarily in publicly traded real estate securities in the United States. USREALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC (US) Management, acting as subadviser to Security Capital
(EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC (US) Management will rely on in making investments on behalf of SC-US. From December 31, 1995 through December 31, 1997, USREALTY Special Opportunity achieved an average annual total return of approximately 42.61%, after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-US can achieve results similar to those achieved by USREALTY Special Opportunity.

REAL ESTATE INDUSTRY OVERVIEW

    SC (US) Management believes that the U.S. real estate industry has experienced a fundamental transformation in the last six and one-half years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded equity REITs has increased. The increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

    SC (US) Management believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-US intends to benefit from this restructuring by investing in equity REITs that SC (US) Management believes could produce above-average returns.


    In addition to providing greater liquidity than direct real estate investments, REITs have also generally out-performed direct real estate investments for each of the past one, five, ten and fifteen year periods ended December 31, 1997. The following chart reflects the performance of U.S. REITs compared to SC-US, USREALTY Special Opportunity, an index of direct U.S. real estate investments (NCREIF) and other indices.


                          REITs vs. Other Investments
                         (Average Annual Total Return)


     Through        SC-US    SC-US        USREALTY(1)      NAREIT(2)    NCREIF(3)
December 31, 1997  Class I  Class R  Special Opportunity  Equity Index   Index    S&P 500    Bonds(4)
    1 year          25.20%   25.19%         25.18%           20.26%      13.71%    33.35%      9.78%
    5 years                                                  18.28%       7.77%    20.23%      7.63%
    15 years                                                 14.99%       6.74%    17.49%     10.19%
    20 years                                                 16.02%       7.94%    16.63%      9.76%


_________
(1) Described under "Investment Strategy."
(2) The National Association of Real Estate Investment Trusts ("NAREIT") equity index data is based upon the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System. The data is market-weighted.

(3) The National Counsel of Real Estate Investment Fiduciaries Property Index total return includes appreciation (or depreciation), realized capital gain (or loss) and income. It is computed by adding income and capital appreciation return on a quarterly basis.

(4)  Merrill Lynch Government/Corporate Bond Index (Master).

     The investment results for SC-US, USREALTY Special Opportunity and the indices shown in the table reflect past performance and are not necessarily indicative of future results or the returns that shareholders should expect to receive from SC-US. The results shown represent SC- US's "total return" which assumes the reinvestment of all capital gains and income dividends. Results presented for the S&P 500 and the NAREIT equity index also assume the reinvestment of dividends; however, the indices are not managed and incur no operating expenses. This information is provided to facilitate a better understanding of SC-US and does not provide a basis for comparison with other investments which calculates performance differently.

A RESEARCH-DRIVEN PHILOSOPHY AND APPROACH

     SC-US seeks to achieve top-quartile returns by investing primarily in equity REITs which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.

     Property Market Research. SC-US is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group Incorporated affiliate company network and assists SC (US) Management in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-US endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-US includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics (accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-US believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

     Real Estate Operating Company Evaluation and Cash Flow Modeling. SC (US) Management believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC (US) Management integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.

                                 RISK FACTORS

RISKS OF INVESTMENT IN REAL ESTATE SECURITIES

     SC-US will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-US may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

     In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.


                  NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

     SC-US operates as a "non-diversified" investment company under the 1940 Act, which means SC-US is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-US intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC- US of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-US will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-US's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-US will not own more than 10% of the outstanding voting securities of a single issuer. SC-US's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-US, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-US may present greater risk to an investor than an investment in a diversified company.

     SC-US anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-US are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-US. High portfolio turnover may result in the realization of net short-term capital gains by SC-US which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                            INVESTMENT RESTRICTIONS

     SC-US has adopted certain investment restrictions, which may not be changed without the approval of the holders of a majority of SC-US's outstanding voting securities as defined below. The percentage limitations set forth below, as well as those described elsewhere in this Prospectus, apply only at the time an investment is made or other relevant action is taken by SC- US.

     In addition to other fundamental investment restrictions listed elsewhere in this Prospectus, SC-US will not:

    1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

    2. Borrow money, or pledge its assets, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33-1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

    3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

    4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

    5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

    The foregoing restrictions are fundamental policies for purposes of the 1940 Act and therefore may not be changed without the approval of a majority of SC-US's outstanding voting securities. As used in this Prospectus, a majority of SC-US's outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. SC-US policies and restrictions which are not fundamental may be modified by SC-US's Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out SC-US's objective. However, SC-US will not change its investment policies or restrictions without written notice to shareholders.

                              MANAGEMENT OF SC-US

BOARD OF DIRECTORS

     The overall management of the business and affairs of SC-US is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-US and persons or companies furnishing services to it, including SC-US's agreements with SC (US) Management, or its administrator, custodian and transfer agent. The management of SC-US's day-to-day operations is delegated to its officers, who include the Managing Directors, SC (US) Management and the administrator, subject always to the investment objective and policies of SC- US and to general supervision by the Board of Directors. Although SC-US is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-US's Articles of Incorporation. The Directors and officers of SC-US and their principal occupations are set forth below.

     Stephen F. Kasbeer              Director; retired Senior Vice President for
                                     Administration and Treasurer of Loyola
                                     University Chicago.

     Anthony R. Manno Jr.            Chairman of the Board of Directors,
                                     Managing Director and President of SC-US;
                                     Managing Director and President of SC (US)
                                     Management.

     George F. Keane                 Director; Chairman of the Board of Trigen
                                     Energy Corporation; former Chief Executive of the Common Fund and Endowment Realty
                                     Investors.

    Robert H. Abrams                 Director.


    John H. Gardner, Jr.             Director; Managing Director of SC (US)
                                     Management.

    Jeffrey C. Nellessen             Vice President, Secretary and Treasurer of
                                     SC-US; Vice President, Secretary and
                                     Treasurer of SC (US) Management.

    Kenneth D. Statz                 Managing Director of SC-US and Managing
                                     Director of SC (US) Management.

    Kevin W. Bedell                  Senior Vice President of SC-US and Senior
                                     Vice President of SC(US) Management.

SC (US) MANAGEMENT


    Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-US under the overall supervision and control of the Directors of SC-US. SC (US) Management intends to achieve top- quartile returns, compared with other mutual funds that invest primarily in securities issued by U.S. real estate companies, by integrating in-depth, proprietary property market research with sophisticated capital markets research and modeling. There can be no assurance that SC (US) Management will achieve this goal. SC (US) Management was formed in March 1994, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). Its principal officers include Anthony R. Manno Jr., Managing Director and President, and John H. Gardner, Jr., Managing Director. While SC (US) Management emphasizes a team approach, Messrs. Manno and Statz are primarily responsible for the day-to-day management of SC-US's portfolio. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

    Following are the employees of SC (US) Management that are responsible for identifying and analyzing investments on behalf of SC-US.

Albert D. Adriani                   Vice President of SC (US) Management, where
                                    he is responsible for providing portfolio management analysis.

John Montaquila III                 Vice President of SC (US) Management
                                    responsible for providing in-depth
                                    proprietary research on publicly traded real estate companies in the multi-family and the public storage sectors.

Darcy B. Boris                      Vice President of Security Capital Real
                                    Estate Research Group Incorporated where she conducts strategic market analyses.

Mark J. Chapman                     President of Security Capital Real Estate
                                    Research Group Incorporated where he is
                                    director of the group and conducts strategic market analyses.

Anne Darnley                        Associate of SC (US) Management responsible
                                    for providing in-depth proprietary research on publicly traded real estate companies in the retail sector.

James D. Foster                     Associate of SC (US) Management responsible
                                    for providing in-depth proprietary research on publicly traded real estate companies in the hotel and the healthcare sectors.

                         INVESTMENT ADVISORY AGREEMENT

    Pursuant to an amended investment advisory agreement (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-US's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-US. SC (US) Management provides persons satisfactory to the Directors of SC-US to serve as officers of SC-US. Such officers, as well as certain other employees and Directors of SC-US, may be directors, officers, or employees of SC (US) Management.

    Under the Advisory Agreement, SC-US Class I shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of .60% of the value of SC-US's Class I average daily net assets (approximately .60% on an annual basis). SC-US Management also has committed to waive fees and/or reimburse expenses to maintain SC-US's Class I shares' total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses at no more than 1.00% of the value of SC-US's Class I average daily net assets for the year ending December 31, 1998.


    In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-US Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees related to preparing and distributing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-US's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and
(i) upon the approval of SC-US's Board of Directors, costs of personnel of SC (US Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays for the portion SC-US's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-US.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

    SC (US) Management has also entered into a fund accounting and administration agreement with SC-US (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for SC-US; (ii) paying compensation of SC-US's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC- US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

    In accordance with the terms of the Administration Agreement and with the approval of SC- US's Board of Directors, SC (US) Management has caused SC-US to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

    Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-US's net asset value and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-US pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-US's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

    Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-US's Board of Directors. For its services under the Administration Agreement,

SC (US) Management receives a monthly fee from SC-US at the annual rate of .02% of the value of SC-US's average daily net assets.

                        DISTRIBUTION AND SERVICING PLAN

    SC-US has adopted a Distribution and Servicing Plan ("Plan") with respect to SC-US Class I shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-US pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of SC-US's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-US's Class I average daily net assets.

    The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class I shares and for providing certain services to Class I shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-US understands that these third parties may also charge fees to their clients who are beneficial owners of SC-US Class I shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

    The Distributor, with offices located at 125 Lincoln Avenue, Santa Fe, New Mexico 87501, is an affiliate of SC (US) Management. See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.

                       DETERMINATION OF NET ASSET VALUE

    Net asset value per share of Class I shares of SC-US, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-US's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-US's portfolio and other assets represented by Class I shares, subtracting liabilities, incurred or accrued allocable to Class I shares, and dividing by the total number Class I shares then outstanding.

    For purposes of determining the net asset value per share of Class I shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.


                              PURCHASE OF SHARES

    Class I shares are being offered to investors whose minimum initial investment is $250,000. SC-US Class I shares may be purchased through Firstar Trust Company, SC-US's Transfer Agent or any dealer which has entered into a sales agreement with the Distributor.

    The minimum initial investment is $250,000. Subsequent investments in the amount of at least $20,000 may be made by mail or by wire.

    Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-US will become effective at the net asset value per share next determined after receipt of payment. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I shares are being purchased.

    By investing in SC-US, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. It is more complicated to redeem shares held in certificate form.


INITIAL INVESTMENT

    Class I shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital U.S. Real Estate Shares Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to the following address: Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. SC-US does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-US. Do not mail letters by overnight courier to the post office box.

    If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-US shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

    If a shareholder's check does not clear, a service fee of $20 will be charged. Such shareholder will also be responsible for any losses suffered by SC-US as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-US and are not binding until so accepted. SC-US reserves the right to decline or accept a purchase order application in whole or in part.

WIRE PURCHASES

    Class I shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

        Wire to:         Firstar Bank
                         ABA Number 075000022

        Credit:          Firstar Trust Company
                         Account 112-952-137

        Further Credit:  Security Capital U.S. Real Estate Shares Incorporated
                         (shareholder account number)
                         (shareholder name/account registration)


    Please call 1-800-699-4594 (toll free) prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-US and its Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.


TELEPHONE PURCHASES

    Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-US account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. Telephone transactions may not be used for initial purchases of Class I shares.


SUBSEQUENT INVESTMENTS

    Additional investments of at least $20,000 may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital U.S. Real Estate Shares Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.


                             REDEMPTION OF SHARES

    A shareholder may request redemption of part or all of his or her Class I shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-US normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-US may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

    Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-US of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."


REDEMPTION BY TELEPHONE

    Shares may also be redeemed by calling the Transfer Agent at 1-800-699-4594 (toll free). In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-US reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

    The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-US will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-US reserves the right to refuse a telephone redemption request if so advised.


REDEMPTION BY MAIL

    For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her Class I shares (or a fixed dollar amount) at net asset value to SC-US's Transfer Agent: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the Class I shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-US does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC- US. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


SIGNATURE GUARANTEES

    Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-US or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

    Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

    SC-US may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-US not reasonably practicable.

    The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

    A shareholder's account may be terminated by SC-US on not less than 30 days' notice if, at the time of any redemption of Class I shares in his or her account, the value of the remaining shares in the account falls below $250,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.




    A Class I shareholder who fails to satisfy minimum account balance requirements may elect to convert Class I shares to Class R shares. Class I shares will be converted to Class R shares at the next determined net asset value for Class I shares and Class R shares after the receipt by the distributor of a written conversion request. SC-US does not charge a fee to process conversions. SC-US reserves the right to reject any conversion request in whole or in part. The conversion feature may be modified or terminated at any time upon notice to SC-US Class I shareholders.


                          DIVIDENDS AND DISTRIBUTIONS

    Dividends from SC-US's investment income will be declared and distributed quarterly. SC-US intends to distribute net realized capital gains, if any, at least annually although SC-US's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-US's distribution policies for SC-US and its shareholders, see "Taxation."

    Distributions will automatically be paid in full and fractional shares of SC-US based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

    The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-US, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

    SC-US intends to qualify and elect to be taxed as a "regulated investment company" under the Code. To the extent that SC-US distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-US of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-US, which does not include distributions received by SC-US from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-US at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-US is financed with indebtedness.

    The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-US to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gain, irrespective of the length of time a shareholder may have held his or her stock. Recent legislation reduced the maximum tax rate on capital gains to 20% for assets held for more than 18 months on the date of the sale or exchange of those assets. A notice issued by the Internal Revenue Service provides that a regulated investment company such as SC- US may, but is not required to, designate which portion of a capital gain distribution qualifies for the reduced capital gain rate. Long-term capital gain distributions are not eligible for the dividends-received deduction referred to above.

    Under current federal tax law, the amount of an ordinary income dividend or capital gain distribution declared by SC-US during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

    Any dividend or distribution received by a shareholder on shares of SC-US will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

    A dividend or capital gain distribution with respect to shares of SC-US held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

    SC-US will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-US, or the Secretary of the Treasury notifies SC-US that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

    Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.

STATE AND LOCAL TAXES

    SC-US distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in SC-US.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


    Security Capital Employee REIT Fund Incorporated was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares Incorporated.

    SC-US is authorized to issue 50,000,000 shares of common stock, $.01 par value per share. SC-US's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's common stock and reclassify and issue any unissued shares of SC-US. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval.


    The Board of Directors of SC-US has authorized the issuance of two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-US's expenses.


    All classes of SC-US's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of SC-US shares. Each class of SC-US's shares, when duly issued, is fully paid and nonassessable. The rights of the holders of Class I shares may not be modified except by the vote of a majority of the holders of all Class I shares outstanding. Class I shareholders have exclusive voting rights with respect to matters relating solely to Class I shares. Class I shareholders vote separately from Class R shareholders on matters in which the interests of Class I shareholders differ from the interests of Class R shareholders.

    SC-US is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-US entitled to vote at the meeting. SC-US will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.


    As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-US for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-US shareholders.

             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

    Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and to serve as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-US's investment policies or which securities are to be purchased or sold for SC-US's portfolio.

                            REPORTS TO SHAREHOLDERS


    The fiscal year of SC-US ends on December 31 of each year. SC-US will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-US's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

    From time to time, SC-US may advertise the "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-US's Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC- US's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-US's Class I shares during the period are reinvested in Class I shares of SC-US. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-US's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-US's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-US also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-US's Class I shares for the specific period (again reflecting changes in SC-US's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

    It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-US's performance.


                                YEAR 2000 RISKS


    Like investment companies and business organizations around the world, SC-US could be adversely affected if the computer systems used by SC-US, other service providers and entities with computer systems that are linked to SC-US's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-US is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-US's major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-US.


                            ADDITIONAL INFORMATION

    Any shareholder inquiries may be directed to SC-US at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-US with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                          PROSPECTUS

                                             LOGO

                                   11 South LaSalle Street
                                   Chicago, Illinois 60603

    Security Capital U.S. Real Estate Shares Incorporated ("SC-US"), formerly Security Capital Employee REIT Fund Incorporated, is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, serves as both investment adviser and administrator to SC-US.


    By this Prospectus, Class R shares of SC-US are being offered. SC-US also offers Class I shares to investors whose minimum initial investment is $250,000. Class I shares have different expenses than Class R shares which would affect performance. Investors desiring to obtain information about SC-US's Class I shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-US's distributor. This Prospectus provides you with information specific to the Class R shares of SC-US. It contains information you should know before you invest in SC-US.

    Investors are advised to read this Prospectus and retain it for future reference.

    An investment in SC-US should not be the sole source of investment for a shareholder. Rather, an investment in SC-US should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-US is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.


    This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-US. A Statement of Additional Information dated _______________, 1998, containing additional and more detailed information about SC-US has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

    THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                    [_______________, 1998]

                                       TABLE OF CONTENTS


                                                                    Page
                                                                    ----
Expenses............................................................   2

Financial Highlights................................................   4

Description of SC-US................................................   5

Investment Objective and Policies...................................   5

Real Estate Investment Trusts.......................................   6

Investment Strategy.................................................   6

Risk Factors........................................................   8

Non-Diversified Status; Portfolio Turnover..........................   9

Investment Restrictions.............................................   9

Management of SC-US.................................................  10

Investment Advisory Agreement.......................................  11

Administrator and Sub-Administrator.................................  12

Distribution and Servicing Plan.....................................  13

Determination of Net Asset Value....................................  13

Purchase of Shares..................................................  14

Redemption of Shares................................................  15

Dividends and Distributions.........................................  17

Taxation............................................................  17

Organization and Description of Capital Stock.......................  19

Custodian and Transfer and Dividend
  Disbursing Agent..................................................  19

Reports to Shareholders.............................................  20

Performance Information.............................................  20

Additional Information..............................................  20

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

    Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-US.


ANNUAL FUND OPERATING EXPENSES

    The Class R shares of SC-US pay for certain expenses attributable to Class R shares directly out of SC-US's Class R assets. These expenses are related to management of SC-US, administration and other services. For example, SC-US pays an advisory fee and an administrative fee to SC (US) Management. SC-US also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-US's Class R assets to calculate SC-US's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.


    The following table is provided to help shareholders understand the direct expenses of investing in SC-US and the portion of SC-US's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-US's expenses for the fiscal period ending December 31, 1997.


                                 FEE TABLE (1)


Shareholder Transaction Expenses:
    Maximum sales charge on purchases and reinvested distributions........  None
    Redemption fee (2)....................................................  None
Annual Fund Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
    Management fees.......................................................  .60%
    12b-1 fees (3)........................................................  .25%
    Other expenses (4)....................................................  .30%
    Total fund operating expenses (5)..................................... 1.15%

________


(1) SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.


(2) SC-US's transfer agent charges a service fee of $12.00 for each wire redemption. In addition, the purchase or redemption of Class R Shares through a securities dealer that has not entered into agreement with Security Capital Markets Group Incorporated, SC-US's distributor, may be subject to a transaction fee.


(3) SC-US has adopted a Distribution and Service Plan for Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-US pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-US's Class R average daily net assets. As a result, long-term shareholders of SC-US may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").


(4) Other Expenses are based upon the operating experience of SC-US since April 23, 1997, the effective date of its registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

(5) From April 23, 1997 through December 16, 1997, SC (US) Management committed to waive and/or reimburse expenses to maintain SC-US's operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.20% of the value of SC-US's average daily net assets. Since December 17, 1997 and for the year ending December 31, 1998, SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-US's Class R total Fund operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.15% of the value of SC-US's Class R average daily net assets. Without such waiver and/or reimbursement, SC-US's Class R actual total fund operating expenses would have been 1.302% of SC-US's Class R average daily net assets from April 23, 1997 to December 16, 1997 and 1.66% of SC-US's Class R average daily net assets from December 17, 1997 to December 31, 1997.

The information in the Fee Table has been restated to reflect current fees.


EXAMPLE


                                                       One   Three  Five    Ten
                                                       Year  Years  Years  Years
                                                       ----  -----  -----  -----
A shareholder would bear the following expenses on
a $1,000 investment, assuming: a five percent annual
return and operating expenses as outlined in the fee
table above...........................................  $12   $37    $63   $140


    THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-US'S ASSETS.

             SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED


    The following audited financial highlights should be read in conjunction with the financial statements and notes thereto which appear in the Statement of Additional Information.


SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED - CLASS R SHARES (1)


FINANCIAL HIGHLIGHTS


                                                                             April 23, 1997(2)
                                                                                 through
Per Share Data:                                                              December 31,1997
Net asset value, beginning of period                                             $ 10.15
Income from investment operations:
    Net investment income (3)                                                       0.31
    Net realized and unrealized gain
        on investments                                                              2.49
    Total from investment operations                                                2.80

Less distributions:
    Dividends from net investment income                                           (0.31)
    Dividends in excess of net investment income                                   (0.15)
    Distributions from net realized gains                                          (0.54)
    Total distributions                                                            (1.00)

Net asset value, end of period                                                   $ 11.95

Total return (4)                                                                   29.91%
Supplemental data and ratios:
    Net assets, end of period                                                   $671,856

    Ratio of expenses to average net assets (5) (6)                                 1.16%

    Ratio of net investment income to average net assets (5) (6)                    4.06%

    Portfolio turnover rate (7)                                                    82.10%

    Average commission rate paid per share (7)                                  $ 0.0595

(1) On December 16, 1997, the shares held by SC-US's existing shareholders were split into Class R and Class I shares based on the amount then invested in SC-US. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.

(2)  Date the Fund was effective with the SEC.


(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(4)  Not annualized for the period April 23, 1997 through December 31, 1997.



(5)  Annualized for the period April 23, 1997 through December 31, 1997.


(6) Without expense reimbursement of $167.00 for the period April 23, 1997 through December 31, 1997, $122.00 of which represents the amortization of organizational expenses attributable to Class R shares, the ratio of expenses to average net assets would have been 1.20% and the ratio of net investment income to average net assets would have been 4.02%.


(7) Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                    See notes to the financial statements.

                             DESCRIPTION OF SC-US


    SC-US is a non-diversified, open-end management investment company that was organized under the laws of the State of Maryland on January 23, 1997 as Security Capital Employee REIT Fund Incorporated ("SC-ERF"). Prior to December 16, 1997, when its name was changed to Security Capital U.S. Real Estate Shares Incorporated, SC-ERF issued one class of shares to directors, trustees and employees of Security Capital Group Incorporated ("Security Capital Group Incorporated") and its affiliates and members of their families. In connection with the name change, to SC-US, the Board of Directors voted to create two classes of shares, one of which, Class R shares is offered by this Prospectus. SC-US also issues Class I shares to investors whose minimum initial investment is $250,000. Class I shares offer different services and incur different expenses than Class R shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                       INVESTMENT OBJECTIVE AND POLICIES

    SC-US's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-US's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-US's policies, other than its investment objective and the investment restrictions described below under "Investment Restrictions," are fundamental and thus may be changed by SC-US's Board of Directors without shareholder approval. There can be no assurance that SC-US's investment objective will be achieved.

    Under normal circumstances, SC-US will invest at least 65% of its assets in REITs. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-US's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-US may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated or its affiliates. When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-US will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-US may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

    SC-US will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-US's Board of Directors. If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. See SC-US's Statement of Additional Information for further discussion of illiquid securities.

    SC-US may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-US may also engage in short sales against the box, which involves selling a security SC-US holds in its portfolio for delivery at a specified date in the future. SC-US will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value). See SC-US's Statement of Additional Information for further discussion of short sales and short sales against the box.


                         REAL ESTATE INVESTMENT TRUSTS

    SC-US may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.


                              INVESTMENT STRATEGY


    SC-US intends to continue to follow its disciplined, research driven investment strategy, to identify those publicly traded real estate companies which have the potential to deliver above average cash flow growth. This investment strategy has been deployed by SC-US since December 20, 1996, its inception date. Since December 31, 1997, the average annual total return for Class R shares was 28.83%, after deducting fees and expenses, and allocating net investment income and net expenses to Class I and Class R shares as described in SC-US's financial statements, which appear in the Statement of Additional Information. For current return information related to SC-US, contact its Sub-Administrator, Firstar Trust Company, at 1-888-SECURITY (toll free).


    SC-US's investment strategy is also similar to that of Security Capital U.S. Realty Special Opportunity Investments Portfolio ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of $344.6 million (at fair market value, as of December 31, 1997) that invests primarily in publicly traded real estate securities in the United States. USREALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC (US) Management, acting as subadviser to Security Capital
(EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC (US) Management will rely on in making investments on behalf of SC-US. From December 31, 1995 through December 31, 1997, USREALTY Special Opportunity achieved an average annual total return of approximately 42.61%, after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-US can achieve results similar to those achieved by USREALTY Special Opportunity.]

REAL ESTATE INDUSTRY OVERVIEW

    SC (US) Management believes that the U.S. real estate industry has experienced a fundamental transformation in the last six and one-half years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded equity REITs has increased. The increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

    SC (US) Management believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-US intends to benefit from this restructuring by investing in equity REITs that SC (US) Management believes could produce above-average returns.


    In addition to providing greater liquidity than direct real estate investments, REITs have also generally out-performed direct real estate investments for each of the past one, five, ten and fifteen year periods ended December 31, 1997. The following chart reflects the performance of U.S. REITs compared to SC-US, USREALTY Special Opportunity, an index of direct U.S. real estate investments (NCREIF) and other indices.


                                 REITs vs. Other Investments
                                (Average Annual Total Return)

     Through             SC-US    SC-US       USREALTY(1)        NAREIT(2)     NCREIF(3)
December 31, 1997       Class I  Class R  Special Opportunity   Equity Index     Index    S&P 500  Bonds(4)
-----------------       -------  -------  -------------------   ------------     -----    -------  --------
    1 year              25.20%    25.19%        25.18%              20.26%       13.71%    33.35%    9.78%
    5 years                                                         18.28%        7.77%    20.23%    7.63%
    15 years                                                        14.99%        6.74%    17.49%   10.19%
    20 years                                                        16.02%        7.94%    16.63%    9.76%

________
(1) Described under "Investment Strategy."

(2) The National Association of Real Estate Investment Trusts ("NAREIT") equity index data is based upon the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System. The data is market-weighted.

(3) The National Counsel of Real Estate Investment Fiduciaries Property Index total return includes appreciation (or depreciation), realized capital gain (or loss) and income. It is computed by adding income and capital appreciation return on a quarterly basis.

(4) Merrill Lynch Government/Corporate Bond Index (Master).

    The investment results for SC-US, USREALTY Special Opportunity and the indices shown in the table reflect past performance and are not necessarily indicative of future results or the returns that shareholders should expect to receive from SC-US. The results shown represent SC-US's "total return" which assumes the reinvestment of all capital gains and income dividends. Results presented for the S&P 500 and the NAREIT equity index also assume the reinvestment of dividends; however, the indices are not managed and incur no operating expenses. This information is provided to facilitate a better understanding of SC-US and does not provide a basis for comparison with other investments which calculates performance differently.


A RESEARCH-DRIVEN PHILOSOPHY AND APPROACH

    SC-US seeks to achieve top-quartile returns by investing primarily in equity REITs which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.


    Property Market Research. SC-US is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group Incorporated affiliate company network and assists SC
(US) Management in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-US endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-US includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics (accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-US believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

    Real Estate Operating Company Evaluation and Cash Flow Modeling. SC (US) Management believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC (US) Management integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.

                                 RISK FACTORS

RISKS OF INVESTMENT IN REAL ESTATE SECURITIES

    SC-US will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-US may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

    In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

                  NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

    SC-US operates as a "non-diversified" investment company under the 1940 Act, which means SC-US is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-US intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-US of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-US will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-US's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-US will not own more than 10% of the outstanding voting securities of a single issuer. SC-US's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-US, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-US may present greater risk to an investor than an investment in a diversified company.

    SC-US anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-US are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-US. High portfolio turnover may result in the realization of net short-term capital gains by SC-US which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                            INVESTMENT RESTRICTIONS

    SC-US has adopted certain investment restrictions, which may not be changed without the approval of the holders of a majority of SC-US's outstanding voting securities as defined below. The percentage limitations set forth below, as well as those described elsewhere in this Prospectus, apply only at the time an investment is made or other relevant action is taken by SC-US.

    In addition to other fundamental investment restrictions listed elsewhere in this Prospectus, SC-US will not:

    1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

    2. Borrow money, or pledge its assets, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33-1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

    3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

    4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

    5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

    The foregoing restrictions are fundamental policies for purposes of the 1940 Act and therefore may not be changed without the approval of a majority of SC-US's outstanding voting securities. As used in this Prospectus, a majority of SC-US's outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. SC-US policies and restrictions which are not fundamental may be modified by SC-US's Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out SC-US's objective. However, SC-US will not change its investment policies or restrictions without written notice to shareholders.


                              MANAGEMENT OF SC-US

BOARD OF DIRECTORS

    The overall management of the business and affairs of SC-US is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-US and persons or companies furnishing services to it, including SC-US's agreements with SC (US) Management, or its administrator, custodian and transfer agent. The management of SC-US's day-to-day operations is delegated to its officers, who include the Managing Directors, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-US and to general supervision by the Board of Directors. Although SC-US is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-US's Articles of Incorporation. The Directors and officers of SC-US and their principal occupations are set forth below.

    Stephen F. Kasbeer              Director; retired Senior Vice President for
                                    Administration and Treasurer of Loyola
                                    University Chicago.

    Anthony R. Manno Jr.            Chairman of the Board of Directors, Managing
                                    Director and President of SC-US; Managing
                                    Director and President of SC (US)
                                    Management.

    George F. Keane                 Director; Chairman of the Board of Trigen
                                    Energy Corporation; former Chief Executive of the Common Fund and Endowment Realty
                                    Investors.

    Robert Abrams                   Director.


    John H. Gardner, Jr.            Director; Managing Director of SC (US)
                                    Management.

    Jeffrey C. Nellessen            Vice President, Secretary and Treasurer of
                                    SC-US; Vice President, Secretary and
                                    Treasurer of SC (US) Management.

    Kenneth D. Statz                Managing Director of SC-US and Managing
                                    Director of SC (US) Management.

    Kevin W. Bedell                 Senior Vice President of SC-US and Senior
                                    Vice President of SC (US) Management.

SC (US) MANAGEMENT

    Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-US under the overall supervision and control of the Directors of SC-US. SC (US) Management intends to achieve top-quartile returns, compared with other mutual funds that invest primarily in securities issued by U.S. real estate companies, by integrating in-depth, proprietary property market research with sophisticated capital markets research and modeling. There can be no assurance that SC (US) Management will achieve this goal. SC (US) Management was formed in March 1994, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). Its principal officers include Anthony R. Manno Jr., Managing Director and President, and John H. Gardner, Jr., Managing Director. While SC (US) Management emphasizes a team approach, Messrs. Manno and Statz are primarily responsible for the day-to-day management of SC-US's portfolio. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

    Following are the employees of SC (US) Management that are responsible for identifying and analyzing investments on behalf of SC-US.

Albert D. Adriani              Vice President of SC (US) Management, where he is
                               responsible for providing portfolio management analysis.

John Montaquila III            Vice President of SC (US) Management responsible
                               for providing in-depth proprietary research on publicly traded real estate companies in the multi-family and the public storage sectors.

Darcy B. Boris                 Vice President of Security Capital Real Estate
                               Research Group Incorporated where she conducts strategic market analyses.

Mark J. Chapman                President of Security Capital Real Estate
                               Research Group Incorporated where he is director of the group and conducts strategic market analyses.

Anne Darnley                   Associate of SC (US) Management responsible for
                               providing in-depth proprietary research on publicly traded real estate companies in the retail sector.

James D. Foster                Associate of SC (US) Management responsible for
                               providing in-depth proprietary research on publicly traded real estate companies in the hotel and the healthcare sectors.

                         INVESTMENT ADVISORY AGREEMENT

    Pursuant to an amended investment advisory agreement (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC- US, and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-US's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-US. SC (US) Management provides persons satisfactory to the Directors of SC-US to serve as officers of SC-US. Such officers, as well as certain other employees and Directors of SC-US, may be directors, officers, or employees of SC (US) Management.

    Under the Advisory Agreement, SC-US Class R shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of .60% of the value of SC-US's Class R average daily net assets (approximately .60% on an annual basis). SC-US Management also has committed to waive fees and/or reimburse expenses to maintain

SC-US's Class R total operating expenses, other than brokerage fees and commission, taxes, interest and other extraordinary expenses, at no more than 1.15% of the value of SC-US's Class R average daily net assets for the year ending December 31, 1998.


    In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-US Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees related to preparing and distributing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-US's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and
(i) upon the approval of SC-US's Board of Directors, costs of personnel of SC (US Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays for the portion SC-US's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-US.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

    SC (US) Management has also entered into a fund accounting and administration agreement with SC-US (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for SC-US; (ii) paying compensation of SC-US's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC- US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

    In accordance with the terms of the Administration Agreement and with the approval of SC- US's Board of Directors, SC (US) Management has caused SC-US to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

    Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-US's net asset value and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-US pays the Sub-Administrator a monthly administration fee at the annual rate of
 .06% of the first $200 million of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-US's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend
Disbursing Agent."

    Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-US's Board of Directors. For its services under the Administration Agreement,

SC (US) Management receives a monthly fee from SC-US at the annual rate of .02% of the value of SC-US's average daily net assets.

                        DISTRIBUTION AND SERVICING PLAN

    SC-US has adopted a Distribution and Servicing Plan ("Plan") with respect to SC-US Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-US pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of SC-US's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-US's Class R average daily net assets.

    The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-US understands that these third parties may also charge fees to their clients who are beneficial owners of SC-US Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

    The Distributor, with offices located at 125 Lincoln Avenue, Santa Fe, New Mexico 87501, is an affiliate of SC (US) Management. See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.

                       DETERMINATION OF NET ASSET VALUE

    Net asset value per share of Class R shares of SC-US, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-US's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-US's portfolio and other assets represented by Class R shares, subtracting liabilities, incurred or accrued allocable to Class R shares, and dividing by the total number Class R shares then outstanding.

    For purposes of determining the net asset value per share of Class R shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.


                              PURCHASE OF SHARES

    SC-US Class R shares may be purchased through Firstar Trust Company, SC-US's Transfer Agent or any dealer which has entered into a sales agreement with the Distributor.

    The minimum initial investment is $2,500. Subsequent investments in the amount of at least $250 may be made by mail or by wire. For individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code, as well as UGMA or UTMA accounts, the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below), the minimum investment is $250. These minimums can be changed or waived by SC-US at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

    Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-US will become effective at the net asset value per share next determined after receipt of payment. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

    By investing in SC-US, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. It is more complicated to redeem shares held in certificate form.


INITIAL INVESTMENT

    Class R shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital U.S. Real Estate Shares Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to the following address: Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. SC-US does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-US. Do not mail letters by overnight courier to the post office box.

    If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-US shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

    If a shareholder's check does not clear, a service fee of $20 will be charged. Such shareholder will also be responsible for any losses suffered by SC-US as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-US and are not binding until so accepted. SC-US reserves the right to decline or accept a purchase order application in whole or in part.


WIRE PURCHASES

    Class R shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

        Wire to:         Firstar Bank
                         ABA Number 075000022

        Credit:          Firstar Trust Company
                         Account 112-952-137

        Further Credit:  Security Capital U.S. Real Estate Shares Incorporated
                         (shareholder account number)
                         (shareholder name/account registration)


    Please call 1-800-699-4594 (toll free) prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-US and its Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.


TELEPHONE PURCHASES

    Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-US account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. Telephone transactions may not be used for initial purchases of Class R shares.


AUTOMATIC INVESTMENT PLAN


    The Automatic Investment Plan allows regular, systematic investments in SC-US Class R shares from a bank checking or NOW account. SC-US will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in SC-US's application and an existing SC-US shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), SC-US reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-US will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-US has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

    Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-US account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC- US in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

    The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.


SUBSEQUENT INVESTMENTS

    Additional investments of at least $250 may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital U.S. Real Estate Shares Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.


CLASS I SHARES

    SC-US also issues Class I shares which offer different services and incur different expenses which would affect performance. Investors may call the Distributor at 1-800-699-4594 (toll free) to obtain additional information about Class I shares.


                             REDEMPTION OF SHARES

    A shareholder may request redemption of part or all of his or her Class R shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-US normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-US may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

    Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-US of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."


REDEMPTION BY TELEPHONE

    Shares may also be redeemed by calling the Transfer Agent at 1-800-699-4594 (toll free). In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-US reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

    The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-US will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-US reserves the right to refuse a telephone redemption request if so advised.


REDEMPTION BY MAIL

    For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her Class R shares (or a fixed dollar amount) at net asset value to SC-US's Transfer Agent: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the Class R shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC- US does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC- US. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


SIGNATURE GUARANTEES

    Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-US or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.


OTHER REDEMPTION INFORMATION

    Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

    SC-US may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-US not reasonably practicable.

    The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

    A shareholder's account may be terminated by SC-US on not less than 30 days' notice if, at the time of any redemption of Class R shares in his or her account, the value of the remaining shares in the account falls below $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                          DIVIDENDS AND DISTRIBUTIONS

    Dividends from SC-US's investment income will be declared and distributed quarterly. SC-US intends to distribute net realized capital gains, if any, at least annually although SC-US's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-US's distribution policies for SC-US and its shareholders, see "Taxation."

    Distributions will automatically be paid in full and fractional shares of SC-US based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

    The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-US, including the status of distributions under applicable state or local law.


FEDERAL INCOME TAXES

    SC-US intends to qualify and elect to be taxed as a "regulated investment company" under the Code. To the extent that SC-US distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-US of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-US, which does not include distributions received by SC-US from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-US at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-US is financed with indebtedness.

    The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-US to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gain, irrespective of the length of time a shareholder may have held his or her stock. Recent legislation reduced the maximum tax rate on capital gains to 20% for assets held for more than 18 months on the date of the sale or exchange of those assets. A notice issued by the Internal Revenue Service provides that a regulated investment company such as SC- US may, but is not required to, designate which portion of a capital gain distribution qualifies for the reduced capital gain rate. Long-term capital gain distributions are not eligible for the dividends-received deduction referred to above.

    Under current federal tax law, the amount of an ordinary income dividend or capital gain distribution declared by SC-US during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

    Any dividend or distribution received by a shareholder on shares of SC-US will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

    A dividend or capital gain distribution with respect to shares of SC-US held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

    SC-US will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-US, or the Secretary of the Treasury notifies SC-US that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

    Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.


STATE AND LOCAL TAXES

    SC-US distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in SC-US.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


    Security Capital Employee REIT Fund Incorporated was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares Incorporated.

    SC-US is authorized to issue 50,000,000 shares of common stock, $.01 par value per share. SC-US's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's common stock and reclassify and issue any unissued shares of SC-US. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval.


    The Board of Directors of SC-US has authorized the issuance of two classes of shares: Class I shares and Class R shares. Class R shares offer different services to shareholders and incur different expenses than Class I shares. Each class pays its proportionate share of SC-US's expenses.

    All classes of SC-US's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of SC-US shares. Each class of SC-US's shares, when duly issued, is fully paid and nonassessable. The rights of the holders of Class R shares may not be modified except by the vote of a majority of the holders of all Class R shares outstanding. Class R shareholders have exclusive voting rights with respect to matters relating solely to Class R shares. Class R shareholders vote separately from Class I shareholders on matters in which the interests of Class R shareholders differ from the interests of Class I shareholders.

    SC-US is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-US entitled to vote at the meeting. SC-US will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.


    As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US and 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-US for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-US shareholders.

             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

    Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and to serve as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-US's investment policies or which securities are to be purchased or sold for SC-US's portfolio.

                            REPORTS TO SHAREHOLDERS

    The fiscal year of SC-US ends on December 31 of each year. SC-US will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-US's independent accountants, will be sent to shareholders each year. For a copy of the most recent semi-annual report, please call 1-888-SECURITY.

                            PERFORMANCE INFORMATION

    From time to time, SC-US may advertise the "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-US's Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC- US's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-US's Class R shares during the period are reinvested in Class R shares of SC-US. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-US's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-US's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-US also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-US's Class R shares for the specific period (again reflecting changes in SC-US's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

    It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-US's performance.

                                YEAR 2000 RISKS

    Like investment companies and business organizations around the world, SC-US could be adversely affected if the computer systems used by SC-US, other service providers and entities with computer systems that are linked to SC-US's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-US is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-US's major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-US.


                            ADDITIONAL INFORMATION

    Any shareholder inquiries may be directed to SC-US at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-US with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                     LOGO

                            11 South LaSalle Street
                            Chicago, Illinois 60603

                      STATEMENT OF ADDITIONAL INFORMATION


                                                       [____________], 1998

    Security Capital U.S. Real Estate Shares Incorporated ("SC-US"), formerly known as Security Capital Employee REIT Fund Incorporated, is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-US.


    This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by SC-US's prospectus dated [__________], 1998 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701; telephone number 1-800-699-4594 (toll free).


                               Table of Contents

                                                            Page
                                                            ----
    Investment Objective and Policies.......................   2
    Investment Restrictions.................................   4
    Management of SC-US.....................................   4
    Distribution and Servicing Plans........................  13
    Determination of Net Asset Value........................  14
    Redemption of Shares....................................  15
    Portfolio Transactions and Brokerage....................  15
    Taxation................................................  16
    Organization and Description of Capital Stock...........  19
    Distributor.............................................  21
    Custodian and Transfer and Dividend Disbursing Agent....  21
    Performance Information.................................  21
    Counsel and Independent Accountants.....................  23
    Financial Statements....................................  23

                       INVESTMENT OBJECTIVE AND POLICIES

    The following discussion of SC-US's investment objective and policies supplements, and should be read in conjunction with, the information regarding SC-US's investment objective and policies set forth in the Prospectus. Except as otherwise provided below under "Investment Restrictions," SC-US's investment policies are not fundamental and may be changed by SC-US's Board of Directors without the approval of the shareholders; however, SC-US will not change its investment policies without written notice to shareholders.


Illiquid Securities

    SC-US will not invest in illiquid securities if immediately after such investment more than 10% of SC-US net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven business days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated ("Security Capital Group Incorporated") or any of its affiliates (a "Security Capital controlled real estate company"), SC-US may be considered an affiliate of the issuer of such securities and therefore an underwriter as such term is defined in the Securities Act. SC-US's ability to resell such securities without registration may, therefore, be limited. In addition, because SC-US is an affiliate of Security Capital Group Incorporated, SC-US's purchases and sales of securities issued by a Security Capital controlled real estate company may be netted against sales and purchases by Security Capital and any of its other affiliates of securities of the same issuer during the six months preceding or following SC-US's "opposite way" transactions for purposes of Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). If such netting results in a profit to Security Capital Group Incorporated or any of its affiliates (including SC-US), Security Capital or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. In addition, because SC-US is an affiliate of Security Capital Group Incorporated, SC-US's purchases and sales of securities issued by a Security Capital controlled real estate company could raise issues under Section 17(d) of the 1940 Act. Depending upon the timing of purchases and sales of securities of such an issuer by Security Capital Group Incorporated and its affiliates, in order to avoid Security Capital Group Incorporated or its affiliates (including SC-US) having to disgorge "profits" to the issuer of such securities, or in order to avoid violations of Section 17(d) of the 1940 Act, SC-US may not be able to purchase or sell securities of a Security Capital controlled real estate company, even when it might otherwise be advantageous for SC-US to do so. As a result, SC-US will treat such securities as illiquid securities.

    In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

    SC (US) Management will monitor the liquidity of restricted securities in SC-US's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, SC (US) Management will consider, among other factors, the following: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


SHORT SALES AND SHORT SALES AGAINST THE BOX

    SC-US will not engage in a short sale or a short sale against the box if immediately after such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value).

    Short Sales

    SC-US may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, SC- US also may be required to pay a premium, which would increase the cost of the security sold. Until SC-US replaces a borrowed security in connection with a short sale, SC-US will: (a) maintain daily a segregated account containing cash or U.S. government securities, at such a level that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

    Since short selling can result in profits when stock prices generally decline, SC-US in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, SC-US could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market SC-US maintains short positions in securities rising with the market, the net asset value of SC-US would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

    Short Sales Against the Box

    When SC (US) Management believes that the price of a particular security in SC-US's portfolio may decline, it may sell the security short against the box which involves selling the security for delivery at a specified date in the future. If, for example, SC-US bought 100 shares of XYZ REIT at $40 per share in January and the price appreciates to $50 in March, SC-US might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, SC-US would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. SC-US may also be required to pay a premium for short sales against the box which would partially offset its gain. Under a recent legislative change, a short sale against the box will result in a constructive sale of the underlying security at the time when the short sale is entered into, thus reducing the benefit of these transactions.


                            INVESTMENT RESTRICTIONS

    SC-US is subject to certain investment restrictions, in addition to those listed in the Prospectus, which are deemed fundamental policies of SC-US. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of SC-US's outstanding shares which means the vote of
(i) 67% or more of SC-US's shares present at a meeting, if the holders of more than 50% of the outstanding shares of SC-US are present or represented by proxy, or (ii) more than 50% of SC-US's outstanding shares, whichever is less.

    SC-US may not:

    1. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

    2. Participate on a joint or joint and several basis in any securities trading account;

    3. Invest in companies for the purpose of exercising control;

    4. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-US would own any securities of an open-end investment company or more than 3% of the value of SC-US's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

    5. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33 1/3% of the value of SC-US's total assets; or (d) act as an underwriter of securities, except that SC-US may acquire restricted securities under circumstances in which, if such securities were sold, SC-US might be deemed to be an underwriter for purposes of the Securities Act.


                              MANAGEMENT OF SC-US

    The directors and officers of SC-US and their principal occupations during the past five years are set forth below. Directors deemed to be "interested persons" of SC-US for purposes of the Investment Company Act of 1940, as amended ("1940 Act") are indicated by an asterisk.

                                                          PRINCIPAL
                                                  OCCUPATIONS DURING
NAME AND ADDRESS            OFFICE   AGE          THE PAST FIVE YEARS

Stephen F. Kasbeer         Director   72   Retired; Senior Vice President for
8 Bonanza Trail                            Administration and Treasurer of
Santa Fe, New Mexico 87505                 Loyola University, Chicago from 1981
                                           to July 1994, where he was
                                           responsible for administration,
                                           investment, real estate and
                                           treasurer functions, served as Chief
                                           Investment Officer, was Chairman of
                                           the Operations Committee, was a
                                           member of the Investment and Finance
                                           Committees of the Board of Trustees
                                           and was President and a Director of
                                           the Loyola Management Company. Mr.
                                           Kasbeer received his J.D. from John
                                           Marshall Law School and his M.A. and
                                           B.S. from Northwestern University.


Anthony R. Manno Jr.*      Chairman of 45  Managing Director of SC (US)
11 South LaSalle Street    the Board       Management since March 1997, where
Chicago, Illinois 60603    of              he is responsible for overseeing all
                           Directors,      investment and capital allocation
                           Managing        matters for SC (US) Management's
                           Director        public market securities activities
                           and             and is also responsible for company
                           President       and industry analysis, market
                                           strategy and trading and reporting;
                                           from January 1995 to March 1997, he
                                           was Managing Director of SC (US)
                                           Management, where he performed the
                                           same functions. Mr. Manno was a
                                           member of the Investment Committee of
                                           Security Capital Group Incorporated
                                           from March 1994 to June 1996. Prior
                                           to joining Security Capital, Mr.
                                           Manno was a Managing Director of
                                           LaSalle Partners Limited from March
                                           1980 to March 1994. Mr. Manno
                                           received his M.B.A. from the
                                           University of Chicago Graduate School
                                           of Business, an M.A. and a B.A. from
                                           Northwestern University and is a
                                           Certified Public Accountant.

George F. Keane                 Director  68  Chairman of the Board of Trigen
7408 Eaton Court                              Energy Corporation since 1994.
University Park, Florida 34201                As founding chief executive of
                                              The Common Fund in 1971 and
                                              Endowment Realty Investors in
                                              1988, Mr. Keane for many years
                                              headed an investment management
                                              service for colleges, universities
                                              and independent schools that
                                              managed $15 billion for 1,200
                                              educational institutions when he
                                              became President Emeritus of the
                                              Common Fund in 1993. He has served
                                              as a member of the Investment
                                              Advisory Committee of the $75
                                              billion New York State Common
                                              Retirement Fund since 1982. He has
                                              been a Director of the RCB Trust
                                              Company since 1991, a Trustee of
                                              the Nicholas Applegate Investment
                                              Trust since 1993, and a Director
                                              of the Bramwell Funds since 1994.
                                              He is also a Director of Universal
                                              Stainless & Alloy Products, Global
                                              Pharmaceutical Corporation, United
                                              Water Resources and United
                                              Properties Group, Gulf Resources
                                              Corporation, and the Universal
                                              Bond Fund, and is an advisor to
                                              Associated Energy Managers. Mr.
                                              Keane also serves as a Trustee of
                                              his alma mater, Fairfield
                                              University where he received his
                                              B.A., and as a Director and
                                              Chairman of the Investment
                                              Committee of the United Negro
                                              College Fund. Mr. Keane holds
                                              honorary degrees from Loyola
                                              University, Chicago, Illinois and
                                              Lawrence University, Appleton,
                                              Wisconsin.

Robert H. Abrams                Director  65  Founder of Colliers ABR, Inc.
106 West Sibley Hall                          (formerly Abrams Benisch Riker
Ithaca, New York 14851                        Inc.), a property management firm.
                                              Mr. Abrams was Principal of
                                              Colliers ABR, Inc. from 1978 to
                                              1992 and since 1992, has served as
                                              a Consultant. From 1959 to 1978
                                              Mr. Abrams was Executive Vice
                                              President and Director of Cross
                                              and Brown Company. Mr. Abrams also
                                              serves as a Director of Greater
                                              New York Mutual Insurance Company
                                              and Trustee Emeritus and
                                              Presidential Counselor of his alma
                                              mater, Cornell University. Mr.
                                              Abrams received his M.B.A. from
                                              Harvard University and his B.A.
                                              from Cornell University.

John H. Gardner, Jr.        Director      43  Managing Director of Security
11 South LaSalle Street                       Capital (US) Management since
Chicago, Illinois 60603                       July, 1997. Prior thereto,
                                              Director of Security Capital
                                              Pacific Trust ("PTR") and the PTR
                                              REIT Manager from February 1995 to
                                              June 1997 and Senior Vice
                                              President of Security Capital
                                              Atlantic Incorporated
                                              ("ATLANTIC"), PTR and the PTR REIT
                                              Manager from September 1994 to
                                              June 1997 where he had overall
                                              responsibility for asset
                                              management and multifamily
                                              dispositions. Prior to joining
                                              Security Capital, Mr. Gardner was
                                              with Copley Real Estate Advisors
                                              as a Managing Director and
                                              Principal responsible for
                                              portfolio management from January
                                              1991 to September 1994 and as a
                                              Vice President and Principal of
                                              asset management from December
                                              1984 to December 1990. From July
                                              1977 to November 1984, Mr. Gardner
                                              was a Real Estate Manager with the
                                              John Hancock Companies. Mr.
                                              Gardner received his M.S. in
                                              Computer Information Systems from
                                              Bentley College and his B.S. in
                                              Accounting from Stonehill
                                              College.

Jeffrey C. Nellessen     Vice President,  36  Vice President and Controller of
11 South LaSalle Street  Secretary and        SC (US)Management since March
Chicago, Illinois 60603  Treasurer            1997.  Prior thereto, from June
                                              1988 to March 1997, he was
                                              Controller, Manager of Client
                                              Administration and Compliance
                                              Officer at Strong Capital
                                              Management, Inc. Mr. Nellessen is
                                              a Certified Public Accountant,
                                              Certified Management Accountant
                                              and a Certified Financial Planner.
                                              He received his B.B.A. from the
                                              University of Wisconsin, Madison.

Kenneth D. Statz         Managing         38  Managing Director of SC (US)
11 South LaSalle Street  Director             Management since November 1997.
Chicago, Illinois 60603                       Senior Vice President where he is
                                              responsible for the development
                                              and implementation of portfolio
                                              investment strategy. Prior
                                              thereto, Senior Vice President
                                              from July 1996 to October 1997 and
                                              Vice President from May 1995 to
                                              June 1996. Prior to joining
                                              Security Capital, Mr. Statz was a
                                              Vice President in the investment
                                              research department of Goldman,
                                              Sachs & Co., from February 1993 to
                                              January 1995, concentrating on
                                              research and underwriting for the
                                              REIT industry. Prior thereto, Mr.
                                              Statz was a real estate stock
                                              portfolio manager and a managing
                                              director of Chancellor Capital
                                              Management from August 1982 to
                                              February 1992. Mr. Statz received
                                              his M.B.A. and B.B.A. from the
                                              University of Wisconsin, Madison.

Kevin W. Bedell   Senior Vice    Senior Vice President of SC (US) Management
                  President      since November 1997 and Vice President since
                                 July 1996, where he is responsible for
                                 directing the activities of the
                                 industry/research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors.
                                 Prior to joining SC (US) Management, Mr. Bedell spent 9 years with LaSalle Partners Limited where he was Equity Vice President and Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS


    The Directors of SC-US who are interested persons of SC-US, under the 1940 Act, (which includes persons who are employees of SC (US) Management or officers or employees of any of its affiliates) receive no remuneration from SC-US. Each of the other Directors is paid an annual retainer of $28,000, an additional annual retainer of $1,000 for each committee of the Board of Directors for which he or she serves as chairperson, and a fee of $1,000 for each meeting attended (other than telephonically) and is reimbursed for the expenses of attendance at such meetings. The following table sets forth information regarding compensation earned by the Directors by SC-US for the fiscal year ending December 31, 1997.

                             Compensation Table(1)
                     Fiscal Year Ending December 31, 1997


                                                        Pension or
                                                        Retirement
                                                         Benefits    Estimated
                                           Aggregate    Accrued as    Annual          Total
                                         Compensation    Part of     Benefits     Compensation
                                             From         SC-US        Upon        From SC-US
Name of Person, Position                     SC-US       Expenses   Retirement  Paid To Directors
------------------------                     -----       --------   ----------  -----------------
George F. Keane
    Director............................     $3,333         N/A         N/A           $3,333
Stephen F. Kasbeer
    Director............................    $13,500         N/A         N/A          $13,500
Robert H. Abrams
    Director............................          0         N/A         N/A                0
**John H. Gardner, Jr. (1)
    Director............................          0         N/A         N/A                0
**Anthony R. Manno Jr.                            0         N/A         N/A                0
    Chairman, Managing Director and President


__________
**  "Interested person," as defined in the 1940 Act, of SC-US.


(1) Elected to serve by the Board of Directors March 11, 1998.


SC (US) MANAGEMENT


    Security Capital (US) Management Group Incorporated, a registered investment adviser, was formed in March 1994 under Delaware law and specializes in the management of real estate securities portfolios. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a Maryland corporation.

    Following are the employees of SC (US) Management that are responsible for identifying and analyzing investments on behalf of SC-US.

Albert D. Adriani             Vice President of SC (US) Management since April
                              1996, where he is responsible for providing portfolio management analysis. From January 1995 to April 1996, he was Vice President, Security
                              Capital (UK) Management Limited and SC-USREALTY;
                              from March 1994 to January 1995, he was with Security Capital Markets Group. Prior thereto, he was an July 1992 to January 1994. Mr. Adriani received his M.B.A., with honors, from the University of Chicago Graduate School of Business and his B.A. with honors from the University of Chicago. Mr. Adriani is a Certified Financial
                              Analyst.

John Montaquila III           Vice President of SC (US) Management responsible
                              for providing in-depth proprietary research on publicly traded real estate companies in the multi-family and public storage sectors. Previously, Mr. Montaquila was in the Management Development Program with Security Capital Group Incorporated, working in six-month rotational assignments with Managing Directors of the firm. Prior to joining Security Capital Group Incorporated, Mr. Montaquila was a vice president in the investment real estate division of The Boston Financial Group. Mr. Montaquila received his M.M. from J.L. Kellogg Graduate School of Management at Northwestern University and his B.S. from The Wharton School, University of Pennsylvania.

Darcy B. Boris               Vice President of the Real Estate Research Group,
                             where she conducts strategic market analyses for affiliates of Security Capital. Prior thereto, Vice
                             President of SC (US) Management from June 1995 until March 1997, and an associate from December
                             1994 to June 1995. Prior thereto, Ms. Boris was with Security Capital Markets Group Incorporated from August 1993 to November 1994, where she provided capital markets services for affiliates of the Company. Prior to joining Security Capital
                             Markets Group, Ms. Boris was associated with
                             Summerhill Development Company, the multifamily development subsidiary of Marcus & Millichap, Incorporated, from January 1987 to September 1991 where she managed the development of multifamily housing. Ms. Boris received her M.B.A. from the University of California at Berkeley and her B.A.
                             from Stanford University.

Mark J. Chapman              President of the Real Estate Research Group, where
                             he is director of the group and conducts strategic market analyses for affiliates of Security Capital.
                             Prior thereto, Vice President of SC (US) Management from November 1995 until March 1997. From November
                             1994 to November 1995, Mr. Chapman was a Vice
                             President of PTR with asset management
                             responsibilities in five major markets. From July
                             1989 to November 1994, Mr. Chapman as a Vice
                             President of Copley Real Estate Advisors, Inc.
                             where he directed asset management for Copley assets located from Connecticut to Virginia. Mr.
                             Chapman received his M.S. from Marquette
                             University.

Ann Darnley                  Associate of SC (US) Management responsible for
                             providing in-depth proprietary research on publicly traded real estate companies in the retail sector.
                             Prior to joining SC (US) Management, Ms. Darnley spent eleven years with JMB Institutional Realty
                             Corporation and Heitman/JMB most recently as a Vice
                             President in the Portfolio Management area. Ms.
                             Darnley received her B.S. in Business
                             Administration from the University of Colorado.

James D. Foster              Associate of SC (US) Management responsible for
                             providing in-depth proprietary research on publicly traded real estate companies in the hotel and the healthcare sectors. Prior to joining SC (US)
                             Management, Mr. Foster was an account
                             manager with the government securities clearance division of the Bank of New York. Previously, Mr.
                             Foster was employed by the National Basketball
                             Association and the New York Yankees. Mr. Foster received his from the University of Chicago
                             Graduate School of Business and his B.A. from Tufts
                             University.

INVESTMENT ADVISORY AGREEMENT

    Certain other clients of SC (US) Management may have investment objectives and policies similar to those of SC-US. SC (US) Management may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with SC-US. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of SC (US) Management to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by SC (US) Management to the accounts involved, including SC-US. When two or more of the clients of SC (US) Management (including SC-US) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

    SC (US) Management's advice to SC-US with respect to purchases or sales of securities issued by a Security Capital controlled real estate company may be affected by sales or purchases by Security Capital Group Incorporated or its affiliates of securities issued by the same issuer. Because SC-US is an affiliate of Security Capital Group Incorporated, SC-US's purchases and sales of securities issued by such an issuer may be netted against sales and purchases by Security Capital Group Incorporated and any of its other affiliates of securities of such issuer during the six months preceding or following SC-US's "opposite way" transactions for purposes of Section 16 of the Exchange Act. If such netting results in a profit to Security Capital Group Incorporated or any of is affiliates (including SC-US), Security Capital Group Incorporated or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. As a result, SC (US) Management's recommendations to SC-US may be affected by SC (US) Management's desire to avoid SC-US or Security Capital Group Incorporated or any of its other affiliates having to disgorge profits to such issuer.

    Pursuant to an amended investment advisory agreement dated December 16, 1997 (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, executes the purchase and sale orders for the portfolio transactions of SC-US and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-US's Board of Directors.

    Under the Advisory Agreement, each class of SC-US shares pays SC (US) Management a monthly management fee in an amount equal to 1/12th of .60% of the value of the average daily net assets of that class of SC-US shares (approximately .60% on an annual basis). Under a prior investment advisory agreement, effective April 11, 1997 through December 14, 1997, ("Initial Advisory Agreement"), pursuant to which SC (US) Management provided the same advisory services as under the Advisory Agreement, the monthly management fee was equal to 1/12th of .85% of the value of the average daily net assets of SC-US (approximately .85% on an annual basis). Under the Initial Advisory Agreement, SC (US) Management waived fees and/or reimbursed expenses to maintain SC-US's total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.20% of the value of the average daily net assets of SC- US for the year ending December 31, 1997 and agreed to reimburse SC-US or otherwise limit SC-US's expenses to the extent required by expense limitations imposed by certain states. Under a separate agreement, SC-US Management has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses of SC-US's Class I shares at 1.00% of the value of SC-US's Class I average daily net assets and SC-US's Class R shares at 1.15% of the value of SC-US's Class R average daily net assets, for the year ending December 31, 1998. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through December 31, 1997, SC (US) Management earned $607,727, net of waivers of $30,443 for providing investment management services to SC-US.

    SC (US) Management also provides SC-US with such personnel as SC-US may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which SC (US) Management is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-US, may be employees of SC (US) Management or its affiliates. The cost to SC-US of these services must be agreed to by SC-US and is intended to be no higher than the actual cost to SC (US) Management or its affiliates of providing the services. SC-US does not pay for services performed by officers of SC (US) Management or its affiliates. SC-US may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-US intends to do so whenever it appears advantageous to SC-US.

    In addition to the payments to SC (US) Management under the Advisory Agreement described above, each class of SC-US's shares pays for certain other costs of its operations including: (a) administration , custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-US's existence,
(f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees (Class R), and (j) upon the approval of SC-US's Board of Directors, costs of personnel of SC-US Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US's shares pays for the portion of SC-US's expenses attributable to its operations.

    The Advisory Agreement was approved on November 25, 1997 by SC-US's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-US or SC (US) Management ("non-interested Directors"), and by SC-US's shareholders on December 12, 1997. The Initial Advisory Agreement had been approved by SC-US's Directors, including a majority of the non-interested Directors on April 11, 1997 and by the unanimous written consent of SC-US shareholders on that same date. The Advisory Agreement continues in effect until December 16, 1999 and will continue in effect from year to year thereafter, provided that its continuance is specifically approved prior to the initial expiration of the Advisory Agreement or annually thereafter, as the case may be, by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

    The Advisory Agreement is terminable without penalty by SC-US on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by SC (US) Management on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC (US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.


ADMINISTRATOR AND SUB-ADMINISTRATOR

    SC-US has also entered into a fund administration and accounting agreement with SC (US) Management (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for the Fund;
(ii) paying compensation of SC-US's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including SC-US's custodian (the "Custodian"), transfer agent (the "Transfer Agent") and printers;
(viii) providing trading desk facilities for SC- US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

    In accordance with the terms of the Administration Agreement and with the approval of SC- US's Board of Directors, SC (US) Management has caused SC-US to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").


    Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining the net asset value of each class of SC-US's shares and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management as investment adviser, or by the Custodian or Transfer Agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub- Administration Agreement, SC-US pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through December 31, 1997, the Sub-Administrator earned $47,791 for providing sub-administration services to SC-US. The Sub-Administrator also serves as the Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."


    Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-US's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-US at the annual rate of .02% of the value of SC-US's average daily net assets. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through December 31, 1997, SC (US) Management earned $15,930 for providing services to SC-US under the Administration Agreement.

    The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC
(US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.


                       DISTRIBUTION AND SERVICING PLANS


    As described in the Prospectus, SC-US adopted Distribution and Servicing Plans with respect to the Class I and Class R shares ("Plans") pursuant to Rule 12b-1 under the 1940 Act, effective December 16, 1997. See "Distribution and Servicing Plan" in each Prospectus. The Plans have been approved by a vote of the Board of Directors with respect to the Class I and the Class R shares, including a majority of the Directors who are not interested persons of SC-US and have no direct or indirect financial interest in the operation of the Plan ("disinterested Directors"), cast in person at a meeting called for the purposes of voting on the Plan. The annual compensation payable by SC-US to Security Capital Markets Group Incorporated ("Distributor") under each Plan is an amount equal to .25% (on an annual basis) of the value of the average daily net assets of the class of shares to which the Plan relates.

    Under the Plans, SC-US is authorized to pay a distribution fee for distribution activities in connection with the sale of shares and a service fee for services provided which are necessary for the maintenance of shareholder accounts. To the extent such fee exceeds the expenses of these distribution and shareholder servicing activities, the

Distributor may retain such excess as compensation for its services and may realize a profit from these arrangements.

    The Plans are compensation plans which provide for the payment of a specified distribution and service fee without regard to the distribution and service expenses actually incurred by the Distributor with respect to one share. If the Plans were to be terminated by the Board of Directors and no successor Plans were to be adopted, the Directors would cease to make distribution and service payments to the Distributor and the Distributor would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, the Distributor does not intend to incur distribution and service expenses at a rate that materially exceeds the rate of compensation received under the Plan.


    The types of expenses for which the Distributor and third parties may be compensated under the Plans include compensation paid to and expenses incurred by their officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of shares. Additional types of expenses covered by the Plans include responding to shareholder inquiries and providing shareholders with information on their investments. For the period December 16, 1997 through December 31, 1997, the Distributor earned $12,396 for providing services under the Class I Plan and $67.00 for providing services under the Class R Plan.

    Under the Plans, the Distributor will provide to the Board of Directors for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by the Distributor under the Plans and the purposes for which such services were performed and expenditures were made.

    The Plans were approved by the Board of Directors, including the disinterested Directors, on November 25, 1998 and by SC-US's Class I and Class R shareholders on December 12, 1997. The Plans remain in effect from year to year, provided such continuance is approved annually by a vote of the Board of Directors, including a majority of the disinterested Directors. The Plans may not be amended to increase materially the amount to be spent for the services described therein as to the Class I and/or Class R shares without approval of a majority of the outstanding Class I and/or Class R shares. All material amendments of the Plan must also be approved by the Board of Directors in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding Class I and/or Class R shares. So long as a Plan is in effect, the selection and nomination of disinterested Directors shall be committed to the discretion of the disinterested Directors. The Board of Directors has determined that in their judgment there is a reasonable likelihood that the Plans will benefit SC-US and the holders of its Class I and Class R shares.


                       DETERMINATION OF NET ASSET VALUE

    Net asset value per share for each class of shares is determined by SC-US on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-US to affect materially the Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

    Net asset value per share for each class is determined by adding the market value of all securities in SC-US's portfolio and other assets represented by a class, subtracting liabilities incurred or accrued that are allocable to the class, and dividing by the total number shares of that class then outstanding. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

    For purposes of determining SC-US's net asset value per share for each class, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

                             REDEMPTION OF SHARES

    Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of SC-US's Board of Directors and taken at their value used in determining SC-US's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-US's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of SC-US. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-US will not distribute in kind portfolio securities that are not readily marketable.

    SC-US has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates SC-US to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of SC-US at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-US reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing shareholders of SC-US as determined by the board of directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should SC-US distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

    Subject to the supervision of the Directors, decisions to buy and sell securities for SC-US and negotiation of its brokerage commission rates are made by SC (US) Management. Transactions on U.S. stock exchanges involve the payment by SC-US of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by SC-US usually includes an undisclosed dealer commission or mark-up. In certain instances, SC-US may make purchases of underwritten issues at prices which include underwriting fees.

    In selecting a broker to execute each particular transaction, SC (US) Management will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of SC-US on a continuing basis. Accordingly, the cost of the brokerage commissions to SC-US in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, SC (US) Management shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused SC-US to pay a broker that provides research services to SC (US) Management an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if SC (US) Management determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or SC (US) Management's ongoing responsibilities with respect to SC-US. Research and investment information is provided by these and other brokers at no cost to SC (US) Management and is available for the benefit of other accounts advised by SC (US) Management and its affiliates, and not all of the information will be used in connection with SC-US. While this information may be useful in varying degrees and may tend to reduce SC (US) Management's expenses, it is not possible to estimate its value and in the opinion of SC (US) Management it does not reduce SC (US) Management's expenses in a determinable amount. The extent to which SC (US) Management makes use of statistical, research and other services furnished by brokers is considered by SC (US) Management in the allocation of brokerage business but there is no formula by which such business is allocated. SC (US) Management does so in accordance with its judgment of the best interests of SC-US and its shareholders. SC (US) Management may also take into account payments made by brokers effecting transactions for SC-US to other persons on behalf of SC-US for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC (US) Management may consider sales of shares of SC-US as a factor in the selection of brokers and dealers to enter into portfolio transactions with SC-US.

                                   TAXATION

TAXATION OF SC-US

    SC-US intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

    To qualify as a regulated investment company, SC-US must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) prior to January 1, 1998, derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to SC- US's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months for the year ending December 31, 1997; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of SC-US's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of SC-US's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

    As a regulated investment company, SC-US generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. SC-US intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, SC-US must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by SC-US in October, November or December with a record date in such a month and paid by SC-US during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, SC-US intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

    Dividends paid out of SC-US's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of SC-US's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by SC-US may be eligible for the corporate dividends-received deduction. Dividends paid by SC-US attributable to dividends received by SC-US from REITs, however, are not eligible for such deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held SC-US's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of SC-US on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

    The recently enacted Taxpayer Relief Act of 1997 (the "Taxpayer Relief Act") made certain changes to the Code with respect to taxation of long-term capital gains earned by taxpayers other than a corporation. In general and subject to certain transition rules, the maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) is lowered to 20% for most assets held for more than 18 months at the time of disposition. Capital gains on the disposition of assets held for more than one year and up to 18 months at the time of disposition will be taxed as "mid-term gain" at a maximum rate of 28%. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than 18 months is reduced to 10% and the 18% rate for assets held for more than 5 years is reduced to 8%. According to a notice recently issued by the Internal Revenue Service, a regulated investment company such as SC-US is entitled to (but is not required to) designate which portion of a capital gain distribution will be taxed at a maximum rate of 20% and which portion will be taxed at a maximum rate of 28%. If SC-US does not make such a designation, the capital gain will be taxed at a maximum rate of 28%.

    The portion of a SC-US distribution classified as a return of capital generally is not taxable to SC-US shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

    REITs do not provide complete information about the taxability of their distributions (i.e., how much of their distributions represent a return of capital) until after the calendar year ends. As a result, SC-US may not be able to determine how much of SC-US's annual distributions for a particular year are taxable to shareholders until after the traditional January 31 deadline for issuing Form 1099-DIV ("Form 1099"). SC-US in such circumstance may send to shareholders amended Form 1099s after January 31 or may request permission from the Internal Revenue Service for an extension permitting SC-US to send the Form 1099 in February.


SALE OF SHARES

    Upon the sale or other disposition of shares of SC-US, a shareholder may realize a capital gain or loss which will be long-term, mid-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of SC-US shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

    SC-US may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of SC-US's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as SC-US, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. SC (US) Management does not intend on behalf of SC-US to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

BACKUP WITHHOLDING

    Except as described below, SC-US is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide SC-US with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

    U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of SC-US is "effectively connected" with a U.S. trade or business carried on by the shareholder.

    Income Not Effectively Connected. If the income from SC-US is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. withholding tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation--Investments in Real Estate Investment Trusts," above)), which tax is generally withheld from such distributions.

    Distributions of capital gain dividends and any amounts retained by SC-US which are designated as undistributed capital gains will not be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% withholding tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, SC- US may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation--Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of SC-US in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of SC-US and the five year period ending on the date of the disposition of those shares, SC-US was a "U.S. real property holding corporation" (and, if the shares of SC-US are regularly traded on an established securities market, the foreign shareholder held more than 5% of the shares of SC-US), in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of SC-US, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities. SC-US does not expect to be treated as a U.S. real property corporation under these rules, but no assurances can be given.

    Income Effectively Connected. If the income from SC-US is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by SC-US which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of SC-US will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in SC-US.

OTHER TAXATION

    SC-US shareholders may be subject to state, local and foreign taxes on their SC-US distributions. Shareholders are advised to consult their own tax advisers with respect to the particular state and local tax consequences to them of an investment in SC-US.

                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


    Security Capital Employee REIT Fund Incorporated was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital REIT Fund Incorporated in a reorganization transaction. On December 16, 1997 its name was changed to Security Capital U.S. Real Estate Shares Incorporated.

    SC-US is authorized to issue 50,000,000 shares of common stock, $.01 par value per share (the "Common Stock"). SC-US's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of SC- US, when duly issued, are fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-US's Articles of Incorporation and By-Laws which have been filed with the SEC as exhibits to the registration statement of which this Statement of Additional Information is a part.


    The Board of Directors is authorized to reclassify and issue any unissued shares of SC-US without shareholder approval and create additional series of shares with different investment objectives, policies or restrictions. On November 25, 1997, the Board of Directors adopted a Multiple Class Plan ("Plan") under Rule 18f-3 of the Investment Company Act of 1940, as amended, authorizing SC-US to issue two classes of shares: Class I shares and Class R shares. In accordance with the Plan, Class I shares are offered to investors whose initial minimum investment is $250,000 and Class R shares are available for purchase by all other eligible investors. Class I shares and Class R shares offer different services to shareholders and incur different expenses. Each class pays its proportionate share of SC-US expenses.


    At March 31, 1998, there were 9,755,880.323 Class I shares and 56,233.588 Class R shares outstanding. At such date the Directors and officers as a group beneficially owned, directly or indirectly, including the power to vote or to dispose of, less than 1% of the issued and outstanding shares of SC-US. Also as of that date, the following persons owned of record 5% or more of SC-US's outstanding shares:


                   Name and Address of              Amount and Nature
Title of Class     Beneficial Owner                 of Beneficial Ownership       Percent of Class
--------------     -------------------              -----------------------       ----------------
Class I            SCREALTY Incorporated                      9,646,032.884            98.54%
                   3753 Howard Hughes Parkway
                   Las Vegas, Nevada 89109-0952

Class R            Charles Schwab & Co. Inc.                    138,989.688            69.29%
                   101 Montgomery Street
                   San Francisco, California 94104-4122

Class R            Dennis G. Lopez                               20,116.795            10.03%
                   117 Beekman Street, 4E
                   New York, New York 10038-2001

                  Name and Address of                Amount and Nature
Title of Class    Beneficial Owner                   of Beneficial Ownership    Percent of Class
--------------    -------------------                -----------------------    ----------------
Class R           Directors, Nominees and                12,093.258                    6.03%
                  Executive Officers as a Group*/
                                             --

--------------


(*) Anthony R. Manno Jr., Director, Chairman of the Board and President, beneficially owns 4,863.813 Class R shares, John H. Gardner, Jr., Director, beneficially owns 1,835.622 Class R shares, Jeffrey C. Nellessen, Vice President, Secretary and Treasurer beneficially owns 1,135.228 Class R shares and Kevin W. Bedell, Senior Vice President beneficially owns 4,258.595 Class R shares.

     As of December 31, 1997, SCREALTY Incorporated owned 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-US for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-US shareholders.


                                  DISTRIBUTOR

     Security Capital Markets Group Incorporated, an affiliate of SC (US) Management, serves as the distributor of SC-US's Class I shares and Class R shares pursuant to a Distribution and Servicing Agreement dated December 16, 1997 ("Agreement"). The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for SC-US, on a best efforts continuous basis only against orders to purchase shares.

     The Agreement was approved by the Board of Directors, including a majority of the disinterested Directors on November 25, 1997.


             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Firstar Trust Company which has its principal business at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not determine the investment policies of SC-US or decide which securities SC-US will buy or sell.


                            PERFORMANCE INFORMATION

     From time to time, SC-US may quote SC-US's total return in advertisements or in reports and other communications to shareholders. SC-US's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of SC- US's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in SC-US with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing SC-US's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

AVERAGE ANNUAL TOTAL RETURN

    SC-US's "average annual total return" figures described in the Prospectus are computed according to a formula. The formula can be expressed as follows:

                                       P(1 + T)/n/ = ERV

Where:  P      =   a hypothetical initial payment of $1,000
        T      =   average annual total return
        n      =   number of years
        ERV    =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


AGGREGATE TOTAL RETURNS

    SC-US's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in SC-US for the specified period and are computed by the following formula.

                               Aggregate Total Return = (ERV-P)
                                                         ------
                                                           P

Where:   P     =   a hypothetical initial payment of $1,000.
        ERV    =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

YIELD

    Quotations of yield for SC-US will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                   Yield = 2[(a-b + 1)/6/-1]
                                              cd

Where:  a      =   dividends and interest earned during the period.
        b      =   expenses accrued for the period (net of reimbursements)
        c      =   the average daily number of shares outstanding during the
                   period that were entitled to receive dividends
        d      =   the maximum offering price per share on the last day of the period.

    In reports or other communications to shareholders of SC-US or in advertising materials, SC- US may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. SC-US may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)

                      COUNSEL AND INDEPENDENT ACCOUNTANTS


    Legal matters in connection with the issuance of the shares of SC-US offered hereby will be passed upon by Mayer, Brown & Platt, 2000 Pennsylvania Ave., NW, Washington, DC, 20006, which will rely as to certain matters of Maryland law on Ballard Spahr Andrews & Ingersoll, LLP, Baltimore, Maryland.

    Arthur Andersen LLP has been appointed as independent accountants for SC-US.


                             FINANCIAL STATEMENTS


    The audited Financial Statements of Security Capital Employee REIT Fund Incorporated for the period January 1, 1997 through December 31, 1997, are included herein.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1997
================================================================================


           Shares                                                                   Market Value
                  COMMON STOCK -- REAL ESTATE INVESTMENT TRUSTS (REITs) -- 96.7%
                  Office Properties -- 26.9%
          589,240 Equity office Properties Trust                                    $ 18,597,878
          140,000 Prentiss Properties Trust                                            3,911,250
           67,900 Crescent Real Estate Equities Company                                2,673,563
           80,300 Boston Properties, Inc.                                              2,654,919
           65,000 Cornerstone Properties, Inc.                                         1,247,187
           52,500 Cadillac Fairview Corporation #                                      1,233,750
           28,400 Mack-Cali Realty Corporation                                         1,164,400
                                                                                   -------------
                                                                                      31,482,947
                  Multifamily -- 20.8%
          187,700 Apartment Investment & Management Company                            6,897,975
          150,000 Essex Property Trust, Inc.                                           5,250,000
          145,100 Charles E. Smith Residential Realty, Inc.                            5,151,050
           95,300 Equity Residential Properties Trust                                  4,818,606
           57,000 Bay Apartment Communities, Inc.                                      2,223,000
                                                                                   -------------
                                                                                      24,340,631

                  Hotel -- 14.9%
          312,500 Innkeepers USA Trust                             4,843,750
          115,000 FelCor Suite Hotels, Inc.                        4,082,500
           40,000 ITT Corporation #                                3,315,000
          125,000 WHG Resorts & Casinos Inc. #                     2,781,250
           61,000 Capstar Hotel Company #                          2,093,062
           22,200 Homestead Village, Inc. # +                        334,388
                                                                  ----------
                                                                  17,449,950



                    See notes to the financial statements.

           Shares                                                                   Market Value
                  Storage -- 10.9%
          323,200 Public Storage, Inc.                                               $ 9,494,000
          100,500 Storage Trust Realty                                                 2,644,406
           23,200 Shurgard Storage Centers, Inc.                                         672,800
                                                                                    ------------
                                                                                      12,811,206
                  Regional Malls -- 8.0%
          136,000 Urban Shopping Centers, Inc.                                         4,743,000
          164,100 The Macerich Company                                                 4,676,850
                                                                                    ------------
                                                                                       9,419,850
                  Industrial -- 7.4%
          163,000 Pacific Gulf Properties, Inc.                                        3,871,250
           91,500 Liberty Property Trust                                               2,613,469
          110,000 Catellus Development Corporation #                                   2,200,000
                                                                                    ------------
                                                                                       8,684,719
                  Shopping Centers -- 5.5%
          125,000 Developers Diversified Realty Corporation                            4,781,250
           46,500 Kimco Realty Corporation                                             1,639,125
                                                                                    ------------
                                                                                       6,420,375
                  Factory Outlets -- 2.3%
           70,000 Chelsea GCA Realty, Inc.                                             2,673,125

                  Total Common Stock-- Real Estate Investment
                  Trusts (REITs) (Cost $100,097,665)                                 113,282,803



                    See notes to the financial statements.

--------------------------------------------------------------------------------

Principal Amount


                     SHORT-TERM INVESTMENTS -- 0.3%
                     Variable Rate Demand Notes* -- 0.3%
         $135,576    Warner-Lambert Co., 5.4890%                         $    135,576
          134,756    Johnson Controls, Inc. 5.3276%                           134,756
          120,436    General Mills, Inc., 5.3277%                             120,436
            5,138    Pitney Bowes, Inc., 5.3276%                                5,138
                                                                         ------------
                     Total Short-Term Investments
                     (Cost $395,906)                                          395,906
                                                                         ------------
                     Total Investments-- 97.0%                            113,678,709
                     (Cost $100,493,571)
                     Other Assets in Excess of
                     Liabilities -- 3.0%                                    3,553,475
                                                                         ============
                     NET ASSETS 100.0%                                   $117,232,184
                                                                         ============

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.
#    Non-income producing security.
+    An affiliate of the Fund.




                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1997
--------------------------------------------------------------------------------


ASSETS:
   Investments, at market value
      (cost $100,493,571)                                           $113,678,709
   Deferred organization costs                                            95,914
   Receivable for investment securities sold                           3,564,588
   Dividends receivable                                                  505,998
   Interest receivable                                                    18,954
   Other assets                                                           21,560
                                                                   -------------
   Total Assets                                                     $117,885,723
                                                                   -------------
LIABILITIES:
   Payable for investment securities purchased                           479,854
   Payable to investment adviser                                          64,882
   Accrued expenses and other liabilities                                108,803
                                                                   -------------
   Total Liabilities                                                     653,539
                                                                   -------------
NET ASSETS                                                          $117,232,184

NET ASSETS CONSIST OF:
   Capital stock                                                    $101,731,755
   Accumulated undistributed net realized
      gain on investments                                              2,315,291
   Net unrealized appreciation on investments                         13,185,138
                                                                   -------------
   Total Net Assets                                                 $117,232,184
                                                                   =============
CLASS I:
   Net assets                                                       $116,560,328
   Shares outstanding (50,000,000 shares
      of $0.01 par value authorized)                                   9,755,880
   Net asset value and redemption price
      per share                                                           $11.95

CLASS R:
   Net assets                                                           $671,856
  Shares outstanding (50,000,000 shares
      of $0.01 par value authorized)                                      56,234
   Net asset value and redemption
      price per share                                                     $11.95



                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
STATEMENT OF OPERATIONS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------





INVESTMENT INCOME:
   Dividend income                                             $4,729,653
   Interest income                                                141,838
                                                              -----------
   Total investment income                                      4,871,491
                                                              ===========
EXPENSES:
  Investment advisory fee                                         652,224
  Administration fee                                               65,044
  Shareholder servicing and accounting costs                       43,220
  Custody fees                                                     19,550
  Federal and state registration                                   39,320
  Professional fees                                                47,419
  Reports to shareholders                                          10,140
  Directors' fees and expenses                                     17,940
  Amortization of organization costs                               22,185
  Distribution Expense-- Class I                                   12,396
  Distribution Expense-- Class R                                       67
  Other                                                             2,640
                                                              -----------
  Total expenses before reimbursement                             932,145
  Less: Reimbursement from Adviser-- Class I                      (30,276)
  Less: Reimbursement from Adviser-- Class R                         (167)
                                                              -----------
  Net expenses                                                    901,702
                                                              -----------

NET INVESTMENT INCOME:                                          3,969,789
                                                              ===========

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
   Net realized gain on investments                             8,063,795
   Change in unrealized appreciation on investments            12,889,384
                                                              -----------
   Net realized and unrealized gain on investments             20,953,179
                                                              ===========
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                               $24,922,968
                                                              ===========



                  See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
STATEMENTS OF CHANGES IN NET ASSETS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                           Year             December 20, 1996(1)
                                                          ended                  through
                                                    December 31, 1997       December 31, 1996
OPERATIONS:
   Net investment income                                       $3,969,789                $24,188
   Net realized gain on investments                             8,063,795                      0
   Change in unrealized appreciation
      on investments                                           12,889,384                295,754
                                                 ------------------------ ----------------------
   Net increase in net assets resulting
      from operations                                          24,922,968                319,942
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                   92,737,305              9,926,736
   Shares issued to holders in reinvestment                                                   --
      of dividends                                              2,632,946
   Cost of shares redeemed                                     (3,558,444)                    --
                                                 ------------------------ ----------------------
   Net increase in net assets from capital                     91,811,807              9,926,736
      share transactions
DISTRIBUTIONS TO SHAREHOLDERS:/(2)/
   From net investment income                                  (3,626,176)                    --
DISTRIBUTIONS TO CLASS R
   SHAREHOLDERS:/(2)/

   From net investment income                                     (2,006)                     --
   From net realized gains                                       (31,388)                     --
                                                 ------------------------ ----------------------
                                                                 (33,394)                     --
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS/(2)/
   From net investment income                                   (372,583)                     --
   From net realized gains                                    (5,717,116)                     --
                                                 ------------------------ ----------------------
Subtotal                                                      (6,089,699)                     --
TOTAL INCREASE IN NET ASSETS                                 106,985,506              10,246,678

NET ASSETS:
   Beginning of period                                        10,246,678                      --
                                                 ------------------------ ----------------------
   End of period (including undistributed
      net investment income of $0 and
      $24,188, respectively)                                $117,232,184             $10,246,678
                                                 ======================== ======================

(1)   Inception date.

(2) On December 16, 1997, the Fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the Fund. Distributions to shareholders from net investment income reflect activity for the Fund for the period January 1, 1997 through December 16, 1997 and for each respective class of shares for the period December 17, 1997 through December 31, 1997.

                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year ended
                                                      December 31, 1997/(2)/         December 20, 1996/(1)/
                                                -----------------------------------
                                                                                           through
                                                    Class I            Class R        December 31, 1996
                                                ------------------  ---------------  ----------------------
Per Share Data:
Net asset value, beginning of period             $      10.38            $10.38                 $10.00
                                                ------------------  ---------------  ----------------------
Income from investment operations:
   Net investment income                                 0.46/(3)/         0.46/(3)/              0.02
   Net realized and unrealized gain
      on investments                                     2.11              2.11                   0.36
                                                ------------------  ---------------  ----------------------
   Total from investment operations                      2.57              2.57                   0.38
                                                ------------------  ---------------  ----------------------
Less distributions:
   Dividends from net investment income                 (0.46)            (0.46)                    --
   Distributions from net realized gains                (0.54)            (0.54)                    --
                                                ------------------  ---------------  ----------------------
   Total distributions                                  (1.00)            (1.00)                    --
                                                ------------------  ---------------  ----------------------
Net asset value, end of period                   $      11.95           $ 11.95                $ 10.38
                                                ================    =============    ======================
Total return/(4)/                                       25.20%            25.19%                  3.77%
Supplemental data and ratios:
   Net assets, end of period                     $116,560,328         $ 671,856            $10,246,678
                                                ------------------  ---------------  ----------------------
   Ratio of expenses to average net assets/(6)/         0.94%              0.95%                  0.00%

   Ratio of net investment income to
      average net assets/(5)//(6)/                       4.08%                4.07%             19.71%
   Portfolio turnover rate/(7)/                        104.17%           $  104.17%              0.00%
   Average commission rate paid per share (7)    $     0.0574            $  0.0574           $ 0.0601



(1)   Inception date.
(2) On December 16, 1997, the Fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the Fund. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby the Fund's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)   Not annualized for the period December 20, 1996 through December 31, 1996.
(5)   Annualized for the period December 20, 1996 through December 31, 1996.
(6) Without expense reimbursements of $30,443 for the year ended December 31, 1997, the ratio of expenses to average net assets would have been 0.97% and 0.98% for Class I and Class R, respectively, and the ratio of net investment income to average net assets would have been 4.05% and 4.04% for Class I and Class R, respectively.
(7) Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                    See notes to the financial statements.


SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
NOTES TO THE FINANCIAL STATEMENTS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------




1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Security Capital U.S. Real Estate Shares Incorporated (the "Fund") is a Maryland corporation, originally formed on December 20, 1996. The Fund is registered as a non-diversified, no-load, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The investment objective of the Fund is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long-term, the Fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques.

--------------------------------------------------------------------------------



The following is a summary of significant accounting policies consistently followed by the Fund.


a) Investment Valuation -- Each day, securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Directors. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized costs, which approximates market value.


Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.


b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.


c) Distributions to Shareholders -- Dividends from net investment income are declared and paid quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders.


Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the Fund based on estimates and information received by the Fund from the REITs.

--------------------------------------------------------------------------------


d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS


On December 16, 1997, the Fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the Fund. Transactions in shares of the Fund were as follows:


Period from 12/17/97 through 12/31/97:
--------------------------------------------------------------------------------


                                                                   Amount            Shares
                                                              ----------------- ----------------
Class I Shares:
   Reclassification of previous class                         $     121,005,617        9,836,172
   Shares sold                                                               --               --
   Shares issued to holders in reinvestment of dividends                 65,206            5,443
   Shares redeemed                                                   (1,069,973)         (85,735)
                                                                    -----------         --------
   Net increase                                               $     120,000,850        9,755,880
                                                              -----------------        ---------
Class R Shares:
   Reclassification of previous class                         $         658,057           53,492
   Shares sold                                                            2,500              208
   Shares issued to holders in reinvestment of dividends                 30,360            2,534
   Shares redeemed
   Net increase                                               $         690,917           56,234
                                                                        =======           ======

Period from 01/01/97 through 12/16/97:
------------------------------------------------------------- ----------------- ----------------
                                                                   Amount            Shares
                                                              ----------------- ----------------
Previous Class:

--------------------------------------------------------------------------------


   Reclassification to Class I shares                         $   (121,005,617)      (9,836,172)
   Reclassification to Class R shares                                 (658,057)         (53,492)
   Shares sold                                                      92,734,805        8,890,183
   Shares issued to holders in reinvestment of dividends             2,537,380          236,042
   Shares redeemed                                                  (2,488,471)        (223,984)
                                                                    -----------        ---------
   Net (decrease)                                             $    (28,879,960)        (987,423)
                                                              -----------------     ------------

Period from 12/20/96 through 12/31/96:
   Shares sold                                                $      9,926,736          987,423
   Shares issued to holders in reinvestment of dividends                    --               --
   Shares redeemed
   Net increase                                               $      9,926,736          987,423
                                                              ------------------     -----------

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS


The aggregate purchases and sales of investments by the Fund for the year ended December 31, 1997, were $177,958,403 and $95,319,551, respectively.


At December 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


      Appreciation                                 $ 13,065,970
      (Depreciation)                                   (482,022)
                                                      ---------
      Net appreciation on investments              $ 12,583,948
                                                     ==========



At December 31, 1997, the cost of investments for federal income tax purposes was $101,094,761.


4. INVESTMENT ADVISORY AND OTHER AGREEMENTS


The Fund has entered into an Investment Advisory Agreement with Security Capital
(US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.60% as applied to the Fund's daily net assets.








SC (US) Management voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.00% and 1.15% of the net assets of the Class I and Class R Shares, respectively, computed on a daily basis, for the period December 17, 1997 through December 31, 1997. SC (US) Management had voluntarily agreed to reimburse its management fee and other expenses to the extent the above mentioned total operating expenses exceeded the annual rate of 1.20% of the net assets of the Fund for the period April 15, 1997 through December 16, 1997.


SC (US) Management also serves as the Fund's administrator. SC (US) Management intends to charge the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.


Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, sub-administrator and accounting services agent for the Fund. Sub-administration fees will be calculated daily and payable monthly, at an annual rate of 0.06% of the first $200 million of the Fund's average daily net assets. Custodian, transfer agent fees and accounting services will be charged by Firstar according to contractual fee schedules agreed to by the Fund. All such expenses incurred through April 15, 1997 have been paid by SC (US) Management, which does not intend to seek reimbursement from the Fund.


5. DISTRIBUTION AND SERVICING PLANS



The Fund has adopted plans with respect to the Class I and Class R shares pursuant to Rule 12b-1 under the 1940 Act ("Plans"). Under the Plans, the Fund pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly fee equal to, on an annual basis, 0.25% of the value of each Class' average daily net assets.

--------------------------------------------------------------------------------


The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of each Class' respective shares and for providing certain services to each Class' respective shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. The Fund has made no payments pursuant to the Plans for the year ended December 31, 1997.

--------------------------------------------------------------------------------


6. FORMATION AND RE-ORGANIZATION

The Fund, formerly Security Capital Employee REIT Fund Incorporated, is a Maryland corporation, originally formed on December 20, 1996, as SCERF Incorporated ("SCERF"), a Maryland corporation. On January 23, 1997, all of the assets and liabilities of SCERF were transferred to the Fund in a reorganization (the "Reorganization") accounted for as a pooling of interests. The Reorganization was a taxable event to SCERF and a capital gain of $1,002,746 was realized for tax purposes. This capital gain will be included in the consolidated income tax return of the sole shareholder of SCERF and will not affect the Fund's tax status for 1997. This will result in a lower required capital gain distribution for the Fund for calendar year 1997. As of December 31, 1997, $443,485 of the capital gain was realized for book purposes. As a result, at December 31, 1997, the tax basis of securities held was $559,261 higher than their basis for financial reporting purposes.


The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $118,099, have been paid by the Adviser. The Fund will reimburse the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The Adviser has voluntarily agreed to absorb the amortization expenses in the Fund's first year. The amortization as of December 31, 1997 of $22,185 will be reimbursed to the Fund.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


To the board of directors and shareholders of Security Capital U.S. Real Estate Shares Incorporated:


We have audited the accompanying statement of assets and liabilities of Security Capital U.S. Real Estate Shares Incorporated (a Maryland corporation), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the year then ended and the period from December 20, 1996 (date of inception) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital U.S. Real Estate Shares Incorporated as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and the period from December 20, 1996 (date of inception) to December 31, 1996, in conformity with generally accepted accounting principles.



                                             ARTHUR ANDERSEN LLP



Chicago, Illinois
February 2, 1998

             SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED

                                   FORM N-1A

                          PART C -- OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (a) Financial Statements.

        To be filed by amendment.

    (b) Exhibits:

        A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital U.S. Real Estate Shares Incorporated:


                                                  Jurisdiction of
               Name                                Organization           Basis of Control
-----------------------------------               ---------------  ----------------------------------
Security Capital Group Incorporated ("Group")      Maryland         No entity controls Group
SC Realty Incorporated ("SC Realty")               Nevada           Ownership by Group of 100% of voting
                                                                    securities
Security Capital Preferred Growth ("SCPG")         Maryland         Ownership by SC Realty of 12.86%
                                                                    of voting securities
Harbor Capital Incorporated                        Delaware         Ownership by SCPG of 100% of
                                                                    voting securities
East Mixed-Use Realty Investors Trust              Maryland         Ownership by U.S. Realty of 50% of
                                                                    voting securities
West Mixed-Use Realty Investors Trust              Maryland         Ownership by U.S. Realty of 50% of
                                                                    voting securities
Midwest Mixed-Use Realty Investors Trust           Maryland         Ownership by U.S. Realty of 50% of
                                                                    voting securities
Security Capital Global Capital Management         Delaware         Ownership by Group of 100% of
Group Incorporated ("Global Management")                            voting securities
SCERF Incorporated                                 Maryland         Ownership by SC Realty of 100% of
                                                                    voting securities
Security Capital U.S. Real Estate Shares           Maryland         Ownership by SC Realty of
  Incorporated                                                      98% of voting securities
Security Capital EuroPacific Real Estate           Maryland         Ownership by SC Realty of 100% of
Shares Incorporated                                                 voting securities

Security Capital Management Incorporated           Delaware         Ownership by Group of 100% of voting
                                                                    securities
Belmont Corporation ("Belmont")                    Delaware         Ownership by Group 100% of voting
                                                                    securities
Belmont One Corporation ("Belmont One")            Delaware         Ownership by Belmont of 100% of voting
                                                                    securities
Belmont Two Corporation ("Belmont Two")            Delaware         Ownership by Belmont of 100% of voting
                                                                    securities
Belmont Village L.P.                               Delaware         Ownership by Belmont One of 1%
                                                                    general partnership interest and
                                                                    ownership by Belmont Two of 99%
                                                                    limited partnership interest
Security Capital BVI Holdings Incorporated         Maryland         Ownership by Group of 100% of voting
                                                                    securities
SCGPB Incorporated                                 British Virgin   Ownership by Security Capital BVI
                                                   Islands          Holdings of 100% of voting securities
Security Capital (US) Management                   Delaware         Ownership by Global Management of
Group                                                               100% of voting securities
  Incorporated
Security Capital Global Strategic Group            Maryland         Ownership by Global Management of
  Incorporated                                                      100% of voting securities
Security Capital Real Estate Research Group        Maryland         Ownership by Global Management of
  Incorporated                                                      100% of voting securities
Security Capital Financial Services                Delaware         Ownership by Group of 100% of
                                                                    voting securities
SC Group Incorporated                              Texas            Ownership by Financial Services of
                                                                    100% of voting securities
Coast Services Incorporated                        Maryland         Ownership by SC Group Incorporated
                                                                    of 100% of voting securities
Security Capital Markets Group Incorporated        Delaware         Ownership by Financial Services of
                                                                    100% of voting securities
Strategic Hotel Capital Incorporated               Delaware         Ownership by  Group of 49.65% of
                                                                    voting securities
Strategic Hotel Funding LLC                        Delaware         Ownership by  Group of 1005% of
                                                                    voting securities
ES Philadelphia Airport Joint Venture              Pennsylvania     Ownership by Strategic Hotel Funding
                                                                    LLC of 90% of voting securities
GH Inn LLC                                         Illinois         Ownership by Strategic Hotel Funding
                                                                    LLC of 50% of voting securities
Imobilaris National Mexicana, S.A. de C.V.         Mexico           Ownership by Propanmer South DC
                                                                    C.U. of 99.99% of voting securities
Poydras Plaze Hotel Ventura                        Louisiana        Ownership by Strategic Hotel Funding
                                                                    LLC of 1% of voting securities
Propanmex S.A. de C.V.                             Mexico           Ownership by SHC Mexico Holdings
                                                                    Incorporated of 99.99% of voting
                                                                    securities
SHC Burbank LLC                                    Delaware         Ownership by Strategic Hotel Funding
                                                                    LLC of 100% of voting securities

SHC Mortgage Incorporated                 Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHC Paris - 1 LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHC Paris - 2 LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHC Paris - 3 LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHC Paris - 4 LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHCI Santa Monica Beach Hotel, L.C.C.     Delaware         Ownership by Strategic Hotel
                                                           Funding, L.L.C. of 100% of voting
                                                           securities
SHC Paris - 5 LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHC Paris - 6 LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
SHC Phoenix I LLC                         Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 60.5% of voting securities
SHC Phoenix II LLC                        Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 39.5% of voting securities
SHC Rancho LLC                            Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 99% of voting securities
SHC San Francisco LLC                     Delaware         Ownership by Strategic Hotel Capital
                                                           L.P. of 100% of voting securities
SHC Santa Clara LLC                       Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 99% of voting securities
SHC Westward Look LLC                     Delaware         Ownership by Strategic Hotel Funding
                                                           LLC of 100% of voting securities
Strategic Hotel Capital Limited
Partnership                               Delaware         Ownership by  Group of 100% of
                                                           voting securities
SHC Holdings LLC                          Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
SHC Philadelphia LLC                      Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
SHC Santa Clara LLC                       Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
SHC Laguna Niguel LLC                     Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
SHC Capitol LLC                           Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
Westport Inn LLC                          Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
Westport Plaza LLC                        Delaware         Ownership by  Group of 49.65% of
                                                           voting securities
SHC  Mexico Holdings Incorporated         Delaware         Ownership by  Group of 49.65% of
                                                           voting securities

Security Capital (EU) Management Holdings          Luxembourg       Ownership by  Group of 100% of voting
  S.A.                                                              securities
Security Capital (EU) Management Group S.A         Luxembourg       Ownership by Security Capital
                                                                    (EU)Holdings S.A. of 100% of voting
                                                                    securities
Security Capital Global Management S.A.            Luxembourg       Ownership by Security Capital (EU)
                                                                    Management Holdings S.A. of 100%
                                                                    of voting securities
Security Capital (EU) Management S.A.              Luxembourg       Ownership by  Group of 100% of
                                                                    voting securities
Security Capital (UK) Management Limited           United Kingdom   Ownership by Security Capital (EU)
                                                                    Management S.A. of 100% of voting
                                                                    securities
Security Capital (EU) Holdings S.A.                Luxembourg       Ownership by Security Capital (UK)
                                                                    Management Limited of 100% of voting
                                                                    securities
Security Capital International Limited             United Kingdom   100% Ownership by Security Capital
                                                                    (UK)  Management Limited
CarrAmerica Realty Corporation                     Maryland         Ownership by US Realty of 44.1% of
                                                                    voting securities
Storage USA, Inc.                                  Tennessee        Ownership by US Realty of 38.3% of
                                                                    voting securities
Regency Realty Corporation                         Florida          Ownership by US Realty of 47% of
                                                                    voting securities
Pacific Retail Trust                               Maryland         Ownership by US Realty of 74.2% of
                                                                    voting securities
UGPT - Skypark, Inc.                               Delaware         Ownership by Urban Growth Property
                                                                    Trust  of 99% of voting securities
Urban Growth Property Trust                        Maryland         Ownership by US Realty of 100% of
                                                                    voting securities
Urban Growth Property Limited Partnership          Delaware         Sole general partnership interest
                                                                    owned by Urban Growth Property Trust
LWP Associates LLC                                 Maryland         Ownership by Urban Growth Property
                                                                    Trust of 50% of voting securities
Van Wells Realty Company, LLC                      Maryland         Ownership by Urban Growth Property
                                                                    Trust of 50% of voting securities
City Center Retail Trust                           Maryland         Ownership by US Realty of 99% of
                                                                    voting securities
City Center Retail Trust/McCaffrey                 Delaware         Sole general partnership interest
Developments, L.P.                                                  owned by City Center Retail Trust
CCRT I Incorporated                                Delaware         Ownership by City Center Retail Trust
                                                                    of 100% of voting securities
CCRT II Incorporated                               Delaware         Ownership by City Center Retail Trust
                                                                    of 100% of voting securities
CCRT McCaffery Developments LLC                    Delaware         Ownership by CCRT/McCaffery
                                                                    Develop-ments L.P. of 100% of
                                                                    voting securities

Parking Services International                     Maryland         Ownership by US Realty of 9.4% of
Incorporated                                                        voting securities
NPC-1 Incorporated                                 Maryland         Ownership by Parking Services
                                                                    International Incorporated of 100% of
                                                                    voting securities
CWS Communities Trust                              Maryland         Ownership by US Realty of 100% of
                                                                    voting securities
CWS Communities L.P.                               Delaware         Sole general partnership interest
                                                                    owned by CWS Communities Trust
CWS Communities Incorporated                       Delaware         Ownership by US Realty of 100% of
                                                                    voting securities
CWS Management Services Incorporated               Delaware         Ownership by US Realty 100% of
                                                                    voting shares
Security Capital Industrial Trust ("SCI")          Maryland         Ownership by SC Realty of 44.1% of
                                                                    voting securities
International Industrial Investments Inc.          Maryland         Ownership by SCI of 100% of voting
                                                                    securities
Security  Capital Logistar International           Delaware         Ownership by SCI of 100% of voting
  Incorporated                                                      securities
Security Capital Logistar Management               Delaware         Ownership by SCI of 100% of voting
  Services Incorporated                                             securities
Logistar - Netherlands I SARL                      Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar France SARL I                             Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar SARL                                      Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar BV                                        Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Security Capital Logistar International            Luxembourg       Ownership by SCI of 100% of voting
Fund SCA                                                            securities
SCI Logistar Management SARL                       Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar Germany SARL                              Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar Italy SARL                                Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar Belgium SARL                              Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar Netherlands II SARL                       Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar U.K. SARL                                 Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities
Logistar Poland SARL                               Luxembourg       Ownership by SCI of 100% of voting
                                                                    securities

Logistar Spain SARL                       Luxembourg       Ownership by SCI of 100% of voting
                                                           securities
Logistar France SAS                       Netherlands      Ownership by SCI of 100% of voting
                                                           securities
Logistar France SARL                      Netherlands      Ownership by SCI of 100% of voting
                                                           securities
Logistar Netherlands SARL                 Netherlands      Ownership by SCI of 100% of voting
                                                           securities
Logistar Czech Republic SARL              Netherlands      Ownership by SCI of 100% of voting
                                                           securities
Logistar France BV                        Netherlands      Ownership by SCI of 100% of voting
                                                           securities
Logistar Spain BV                         Netherlands      Ownership by SCI of 100% of voting
                                                           securities
CS Integrated LLC ("CSI")                 Delaware         Ownership by SCI of 100% of voting
                                                           securities
Enterprise Refrigerated Services LLC      Delaware         Ownership by CSI of 100% of voting
                                                           securities
CS Integrated Retail Services LLC         Delaware         Ownership by CSI of 100% of voting
                                                           securities
CS Integrated-Texas Limited Partnership   Delaware         Ownership by CSI of 100% of voting
                                                           securities
CS Integrated Investment Management LLC   Delaware         Ownership by CSI of 100% of voting
                                                           securities
CS Integrated Investments Southwest LLC   Delaware         Ownership by CSI of 100% of voting
                                                           securities
SCI Logistics Services Incorporated       Delaware         Ownership by SCI of 95% of voting
                                                           securities
SCI Logistics Holdings LLC                Delaware         Ownership by CSI of 100% of voting
                                                           securities
1440 Goodyear Partners                    Texas            Sole general partnership interest
                                                           owned by SCI
Red Mountain Joint Venture                Texas            Sole general partnership interest
                                                           owned by SCI
SCI Limited Partnership-I                 Delaware         Sole general partnership interest
                                                           owned by SCI
SCI Limited Partnership-II                Delaware         Sole general partnership interest
                                                           owned by SCI
SCI Limited Partnership-III               Delaware         Sole general partnership interest
                                                           owned by SCI IV, Inc.

SCI IV, Inc.                              Delaware         Ownership by SCI of 100% of voting
                                                           securities
Security Capital Industrial Management    Delaware         Ownership by SCI of 100% of voting
Incorporated                                               securities
SCI--Alabama (1) Incorporated             Maryland         Ownership by SCI of 100% of voting
                                                           securities
SCI--Alabama (2) Incorporated             Maryland         Ownership by SCI of 100% of voting
                                                           securities
Security Capital Alabama Industrial
Trust                                     Alabama          Ownership of 100% of voting
                                                           securities
                                                           by SCI--Alabama (1) Incorporated
                                                           and SCI--Alabama (2) Incorporated
SCI--North Carolina (1) Incorporated      Maryland         Ownership by SCI of 100% of voting
                                                           securities
SCI--North Carolina (2) Incorporated      Maryland         Ownership by SCI of 100% of voting
                                                           securities
SCI--North Carolina Limited Partnership   Delaware         Sole general partnership interest
                                                           owned by SCI--North Carolina (1)
                                                           Incorporated
SCI Houston Holdings Inc.                 Delaware         Ownership by SCI of 100% of voting
                                                           securities
SCI Mexico Industrial Trust               Maryland         Ownership of SCI of 100% non-
                                                           voting preferred securities
SCI De Mexico SA DE CV                    Mexico           Ownership by SCI-DS Mexico of
                                                           100% of voting securities
SCI Development Services Incorporated     Delaware         Ownership by SCI of 100% of voting
                                                           securities
SCI-DS Mexico Incorporated                Maryland         Ownership by SCI Development
                                                           Services 100% of voting securities
Security Capital Atlantic Incorporated    Maryland         Ownership by SC Realty of 49% of
  ("Atlantic")                                             voting securities
SCG Realty Services Atlantic Incorporated Delaware         Ownership by Atlantic of 100% of
                                                           voting securities
SCA Florida Holdings (1) Incorporated     Florida          Ownership by Atlantic of 100% of
                                                           voting securities
Atlantic Development Services             Delaware         Ownership by SCA of 100% of
                                                           preferred stock
Atlantic-Tennessee Limited Partnership    Delaware         Ownership by SCA (3) and SCA (4)of
                                                           100% of voting securities
SCA Tennessee (3) Incorporated            Maryland         Ownership by SCA of 100% of voting
                                                           securities
SCA Tennessee (4) Incorporated            Maryland         Ownership by SCA of 100% of voting
                                                           securities

Atlantic--Alabama (3) Incorporated         Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
Atlantic--Alabama (4) Incorporated         Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
Atlantic Alabama Multifamily Trust         Alabama          Ownership of 100% of voting
                                                            securities by Atlantic--Alabama (3)
                                                            Incorporated and Atlantic--Alabama
                                                            (4) Incorporated
Atlantic--Alabama (5) Incorporated         Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
Atlantic--Alabama (6) Incorporated         Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
SCA Florida Holdings (2) Incorporated      Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
SCA Alabama Multifamily Trust              Alabama          Ownership by Atlantic-Alabama (5)
                                                            Incorporated and Atlantic-Alabama (6)
                                                            Incorporated of  100% of voting
                                                            securities
SCA--South Carolina (1) Incorporated       Maryland         Ownership by Atlantic of 100% of
                                                            voting securities
SCA--North Carolina (1) Incorporated       Maryland         Ownership by Atlantic of 100% of
                                                            voting securities
SCA North Carolina (2) Incorporated        Maryland         Ownership by Atlantic of 100% of
                                                            voting securities
SCA North Carolina Limited Partnership     Delaware         Sole general partnership interest
                                                            owned by SCA--North Carolina (1)
                                                            Incorporated
SCA--Indiana Limited Partnership           Delaware         Sole general partnership interest
                                                            owned by SCA--North Carolina (1)
                                                            Incorporated
SCA--Tennessee Limited Partnership         Delaware         Sole general partnership interest
                                                            owned by SCA--Tennessee (1)
                                                            Incorporated
SCA--Tennessee (1) Incorporated            Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
SCA--Tennessee (2) Incorporated            Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
Security Capital Atlantic Multifamily
Inc.                                       Delaware         Ownership by Atlantic of 100% of
                                                            voting securities
Security Capital Pacific Trust ("PTR")     Maryland         Ownership by SC Realty of 36.0% of
                                                            voting securities
SCG Realty Services Incorporated           Delaware         Ownership by PTR of 100% of voting
                                                            securities

SCP Nevada Holdings 1 Incorporated        Nevada           Ownership by PTR of 100% of voting
                                                           securities
SCP Utah Holdings 1 Incorporated          Utah             Ownership by PTR of 100% of voting
                                                           securities
SCP Utah Holdings 2 Incorporated          Utah             Ownership by PTR of 100% of voting
                                                           securities
SCP Utah Holdings 4 Incorporated          Utah             Ownership by PTR of 100% of voting
                                                           securities
SCP Utah Holdings 5 Incorporated          Utah             Ownership by PTR of 100% of voting
                                                           securities
PTR Multifamily Holdings Incorporated     Delaware         Ownership by PTR of 100% of voting
                                                           securities
Spectrum Apartment Locators Inc.          Delaware         Ownership by PTR of 100% of voting
                                                           securities
Las Flores Development Company            Texas            Ownership by PTR of 100% of voting
                                                           securities
PTR Holdings (Texas) Incorporated         Texas            Ownership by PTR of 100% of voting
                                                           securities
PTR-California Holdings (1)               Maryland         Ownership by PTR of 100% of voting
Incorporated                                               securities
                                          Delaware         Ownership by PTR of 100% of voting
Archstone Financial Services, Inc.                         securities
PTR-California Holdings (2)               Maryland         Ownership by PTR of 100% of voting
Incorporated                                               securities
PTR-California Holdings (3)               Delaware         Ownership by PTR of 100% of voting
Incorporated                                               securities
PTR-New Mexico (1) Incorporated           Delaware         Ownership by PTR of 100% of voting
                                                           securities
PTR Development Services                  Delaware         Ownership by PTR of 100% of
                                                           preferred stock
Homestead Village Incorporated            Maryland         Ownership by SC Realty (including its
                                                           subsidiaries) of 56.5% of voting
                                                           securities
KC Homestead Village Redevelopment        Missouri         Ownership by Homestead Village
  Corporation                                              Incorporated of 100% of voting
                                                           securities
Missouri Homestead Village                Maryland         Ownership by Homestead Village
Incorporated                                               Incorporated of 100% of voting
                                                           securities

Atlantic Homestead Village Limited        Delaware         Sole general partnership interest
  Partnership                                              owned by Atlantic Homestead Village (1)
                                                           Incorporated
Atlantic Homestead Village (1)            Maryland         Ownership by Homestead Village
Incorporated                                               Incorporated of 100% of voting
                                                           securities
Atlantic Homestead Village (2)            Maryland         Ownership by Homestead Village
Incorporated                                               Incorporated of 100% of voting
                                                           securities
PTR Homestead Village (1)                 Maryland         Ownership by Homestead Village
Incorporated                                               Incorporated of 100% of voting
                                                           securities
PTR Homestead Village (2)                 Maryland         Ownership by Homestead Village
Incorporated                                               Incorporated of 100% of voting
                                                           securities
Homestead  Alabama Incorporated           Alabama          Ownership by Homestead Village of
                                                           100% of voting securities
BTW Incorporated                          Delaware         Ownership by Homestead Village
                                                           Incorporated of 100% of voting
                                                           securities
Homestead Village Management              Delaware         Ownership by Homestead Village
Incorporated                                               Incorporated of 100% of voting
                                                           securities
PTR Homestead Village Limited             Delaware         Sole general partnership interest
Partnership                                                owned
                                                           by PTR Homestead Village (1)
                                          Delaware         Incorporated
BTW II Incorporated                                        Ownership by Homestead Village
                                                           Incorporated of 100% of voting
                                          Maryland         securities
HVI Trust                                                  Ownership by Homestead Village
                                                           Incorporated of 100% of voting
                                                           securities

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

      TITLE OF CLASS                           NUMBER OF RECORD HOLDERS
Shares of Beneficial Interest                     at March 31, 1998
-----------------------------                    --------------------
Class I Shares                                       9,788,870.369
Class R Shares                                         200,603.647

ITEM 27. INDEMNIFICATION.

    Reference is made to Article Eighth of the Registrant's Articles of Incorporation, incorporated by reference to SC-US's Registration Statement on Form N-1A (File Nos. 333-20649 and 811-8033), filed with the Securities and Exchange Commission on January 29, 1997.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Security Capital (US) Management Group Incorporated ("SC (US) Management"), 11 South LaSalle Street, Chicago, Illinois 60603, provides investment advisory services to institutional investors.

    For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Prospectus and Statement of Additional Information contained in this registration statement.

ITEM 29. PRINCIPAL UNDERWRITER.

    (a) Security Capital Markets Group Incorporated ("SCMG"), the principal distributor for the Registrant's securities, does not currently act as principal underwriter or distributor for any other investment company.

    (b) The table below sets forth certain information as to SCMG's Directors, Officers and Control Persons:


      NAME AND PRINCIPAL               POSITIONS AND OFFICES           POSITIONS AND OFFICES
       BUSINESS ADDRESS                  WITH UNDERWRITER                 WITH REGISTRANT
       ----------------                  ----------------                 ---------------
Lucinda G. Marker*/           President                                        None
K. Scott Canon**/             Director and Senior Vice President               None
Jeffrey A. Klopf*/            Director, Secretary and Senior Vice              None
                              President
Gerard de Gunzburg***/        Senior Vice President                            None
                  ---
Donald E. Suter**/            Managing Director                                None
               --
Robert H. Fippinger*/         Vice President                                   None
                   -
Alison C. Hefele**/           Senior Vice President                            None
                --
Garett C. House**/            Vice President                                   None
               --
Gerald R. Morgan, Jr.*/       Assistant Controller                             None
                     -
Jayson C. Cyr****/            Assistant Controller                             None
             ----

*/      Principal business address is 125 Lincoln Avenue, Santa Fe, New Mexico,
        87501.
**/     Principal business address is 11 South LaSalle Street, Chicago, Illinois
        60609
***/ Principal business address is 399 Park Avenue, 23rd Floor, New York, NY 10022.
****/ Principal business address is 7777 Market Center Avenue, El Paso, Texas 79912.

    (c) Not Applicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

    Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-US's Investment Adviser and Administrator, Security Capital (US) Management Group Incorporated, 11 S. LaSalle Street, Chicago, Illinois 60603. The remainder of such records are maintained by Firstar Trust Company, SC-US's
Sub-Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


ITEM 31. MANAGEMENT SERVICES.

    There are no management-related service contracts not discussed in Part A or Part B.


ITEM 32. UNDERTAKINGS.

    (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

    (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness of this amendment to its Registration Statement and has caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 15th day of April, 1998. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).


        Security Capital U.S. Real Estate Shares Incorporated


        By: /s/ Anthony R. Manno Jr.
           ----------------------------------------
           Anthony R. Manno Jr.
           Chairman, Managing Director and President


    Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement of Security Capital U.S. Real Estate Shares Incorporated has been signed below by the following persons in the capacities and on the 15th day of April, 1997.


           Signature                          Capacity                       Date
--------------------------------   ------------------------------  -------------------------
     /s/ Anthony R. Manno Jr.       Chairman, Managing Director      April 15, 1998
     --------------------------
       Anthony R. Manno Jr.          and President

     /s/ Jeffrey C. Nellessen       Principal Financial Officer      April 15, 1998
     --------------------------
       Jeffrey C. Nellessen

     /s/ Jeffrey C. Nellessen       Comptroller                      April 15, 1998
     --------------------------
       Jeffrey C. Nellessen

                                    Director                         April   , 1998
     --------------------------
         Stephen F. Kasbeer

     /s/ Anthony R. Manno Jr.       Director                         April 15, 1998
     --------------------------
        Anthony R. Manno Jr.

                                    Director                         April   , 1998
     --------------------------
          George F. Keane

     /s/ Robert H. Abrams           Director                         April 15, 1998
     --------------------------
         Robert H. Abrams

     /s/ John H. Gardner, Jr.       Director                         April 15, 1998
     --------------------------
         John H. Gardner, Jr.

                                 EXHIBIT INDEX


EXHIBIT  NO.                           DESCRIPTION
------------          -----------------------------------------------
  1*                  Articles of Incorporation.

  2(a)*               By-Laws.

  2(b)***             Amended By-Laws.

  5(a)                Investment Advisory Contract.

  5(b)                Amended Investment Advisory Contract.

  5(c)                Sponsorship Agreement

  6(a)                General Distributor's Agreement.

  6(b)                Distribution and Servicing Agreement.

  8                   Custodian Agreement.

  9(a)                Transfer Agent Agreement.

  9(b)                Fund Accounting and Administration Agreement.

  9(b)(i)             Amended Fund Accounting and Administration Agreement.

  9(c)                Fund Accounting Servicing Agreement.

  10(a)**             Opinion and Consent of Mayer, Brown & Platt regarding the legality of the securities being issued.

  11(a)               Consent of Mayer, Brown & Platt.

  11(b)               Consent of Ballard Spahr Andrews & Ingersoll.

  11(c)               Report of Independent Public Accountants

  15(a)***            Rule 12b-1 Distribution and Service Plan for Class I Shares.

  15(b)***            Rule 12b-1 Distribution and Service Plan for Class R Shares.

  18***               Rule 18f-3 Multiple Class Plan.

  27                  Financial Data Schedule.


                                 _____________

        *Incorporated herein by reference to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on January 29, 1997.


        **Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
9033) filed with the Securities and Exchange Commission on April 21, 1997.


        ***Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on December 17,
1997.